Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Extended Market Index Portfolio
March 31, 2022
VEMI-NPRT1-0522
1.9887320.103
Common Stocks - 97.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	519	30,050
ATN International, Inc.	315	12,562
Bandwidth, Inc. (a)	680	22,025
Cogent Communications Group, Inc.	1,219	80,881
Consolidated Communications Holdings, Inc. (a)	2,009	11,853
EchoStar Holding Corp. Class A (a)	1,079	26,263
Globalstar, Inc. (a)	18,619	27,370
IDT Corp. Class B (a)	520	17,727
Iridium Communications, Inc. (a)	3,816	153,861
Liberty Global PLC:
Class A (a)	4,018	102,499
Class C (a)	10,608	274,853
Liberty Latin America Ltd.:
Class A (a)	150	1,455
Class C (a)	5,423	52,007
Lumen Technologies, Inc.	26,476	298,385
Ooma, Inc. (a)	602	9,024
Radius Global Infrastructure, Inc. (a)(b)	1,634	23,334
		1,144,149
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (a)(b)	14,783	364,253
Cinemark Holdings, Inc. (a)(b)	3,077	53,171
Lions Gate Entertainment Corp.:
Class A (a)(b)	2,143	34,824
Class B (a)	3,120	46,894
Live Nation Entertainment, Inc. (a)	3,881	456,561
LiveOne, Inc. (a)	1,556	1,270
Madison Square Garden Entertainment Corp. (a)	721	60,067
Madison Square Garden Sports Corp. (a)	491	88,066
Marcus Corp. (a)(b)	612	10,832
Playtika Holding Corp. (a)	2,939	56,811
Sciplay Corp. (A Shares) (a)	660	8,527
Warner Music Group Corp. Class A	3,169	119,947
World Wrestling Entertainment, Inc. Class A (b)	1,291	80,610
Zynga, Inc. (a)	30,259	279,593
		1,661,426
Interactive Media & Services - 0.6%
Angi, Inc. (a)(b)	2,074	11,760
Bumble, Inc. (a)	2,094	60,684
CarGurus, Inc. Class A (a)	2,527	107,296
Cars.com, Inc. (a)	1,840	26,551
Eventbrite, Inc. (a)	2,155	31,829
EverQuote, Inc. Class A (a)	560	9,061
Liberty TripAdvisor Holdings, Inc. (a)	2,025	4,151
MediaAlpha, Inc. Class A (a)	591	9,781
QuinStreet, Inc. (a)	1,411	16,368
TripAdvisor, Inc. (a)	2,852	77,346
TrueCar, Inc. (a)	2,395	9,460
Yelp, Inc. (a)	1,995	68,049
Ziff Davis, Inc. (a)	1,389	134,427
Zoominfo Technologies, Inc. (a)	8,703	519,917
		1,086,680
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	6,512	81,270
AMC Networks, Inc. Class A (a)	823	33,438
Audacy, Inc. Class A (a)	2,857	8,257
Boston Omaha Corp. (a)	526	13,345
Cable One, Inc.	143	209,386
Cardlytics, Inc. (a)	947	52,066
Cbdmd, Inc. (a)(b)	927	964
Clear Channel Outdoor Holdings, Inc. (a)	13,724	47,485
DISH Network Corp. Class A (a)	7,188	227,500
E.W. Scripps Co. Class A (a)	1,608	33,430
Fluent, Inc. (a)	1,075	2,236
Gannett Co., Inc. (a)	3,933	17,738
Gray Television, Inc.	2,510	55,396
iHeartMedia, Inc. (a)	3,098	58,645
Interpublic Group of Companies, Inc.	11,323	401,400
John Wiley & Sons, Inc. Class A	1,270	67,348
Loyalty Ventures, Inc. (a)	569	9,406
Magnite, Inc. (a)	3,275	43,263
National CineMedia, Inc.	1,721	4,371
News Corp.:
Class A	11,605	257,051
Class B	3,223	72,582
Nexstar Broadcasting Group, Inc. Class A	1,177	221,841
PubMatic, Inc. (a)(b)	783	20,452
Scholastic Corp.	881	35,487
Sinclair Broadcast Group, Inc. Class A	1,419	39,760
Sirius XM Holdings, Inc. (b)	26,294	174,066
TechTarget, Inc. (a)	754	61,285
Tegna, Inc.	6,360	142,464
The New York Times Co. Class A	4,819	220,903
WideOpenWest, Inc. (a)	1,460	25,462
		2,638,297
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)(b)	1,918	36,557
NII Holdings, Inc. (a)(c)	1,280	333
Shenandoah Telecommunications Co.	1,441	33,979
Telephone & Data Systems, Inc.	2,813	53,109
U.S. Cellular Corp. (a)	442	13,362
		137,340
TOTAL COMMUNICATION SERVICES		6,667,892
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 1.0%
Adient PLC (a)	2,711	110,527
American Axle & Manufacturing Holdings, Inc. (a)	3,222	25,003
Autoliv, Inc.	2,259	172,678
BorgWarner, Inc.	6,890	268,021
Cooper-Standard Holding, Inc. (a)	501	4,394
Dana, Inc.	4,154	72,986
Dorman Products, Inc. (a)	822	78,115
Fox Factory Holding Corp. (a)	1,214	118,911
Gentex Corp.	6,793	198,152
Gentherm, Inc. (a)	955	69,753
LCI Industries	731	75,885
Lear Corp.	1,714	244,399
Modine Manufacturing Co. (a)	1,520	13,695
Motorcar Parts of America, Inc. (a)	518	9,236
Patrick Industries, Inc.	652	39,316
Standard Motor Products, Inc.	544	23,468
Stoneridge, Inc. (a)	756	15,695
Tenneco, Inc. (a)	2,156	39,498
The Goodyear Tire & Rubber Co. (a)	8,072	115,349
Veoneer, Inc. (a)	2,884	106,564
Visteon Corp. (a)	809	88,286
XPEL, Inc. (a)	476	25,042
		1,914,973
Automobiles - 0.3%
Harley-Davidson, Inc.	4,418	174,069
Rivian Automotive, Inc. (b)	4,456	223,869
Thor Industries, Inc. (b)	1,598	125,763
Winnebago Industries, Inc. (b)	966	52,193
Workhorse Group, Inc. (a)(b)	3,750	18,750
		594,644
Distributors - 0.2%
Funko, Inc. (a)	771	13,300
LKQ Corp.	7,686	349,021
		362,321
Diversified Consumer Services - 0.8%
2U, Inc. (a)	2,220	29,482
Adtalem Global Education, Inc. (a)	1,412	41,951
American Public Education, Inc. (a)	521	11,066
Aspen Group, Inc. (a)(b)	579	938
Bright Horizons Family Solutions, Inc. (a)	1,737	230,483
Carriage Services, Inc.	428	22,825
Duolingo, Inc. (a)(b)	163	15,503
European Wax Center, Inc.	390	11,528
Frontdoor, Inc. (a)	2,441	72,864
Graham Holdings Co.	116	70,931
Grand Canyon Education, Inc. (a)	1,161	112,745
H&R Block, Inc.	5,043	131,320
Houghton Mifflin Harcourt Co. (a)	3,666	77,023
Laureate Education, Inc. Class A	2,834	33,583
OneSpaWorld Holdings Ltd. (a)(b)	1,619	16,514
Perdoceo Education Corp. (a)	1,987	22,811
PowerSchool Holdings, Inc.	1,160	19,152
Regis Corp. (a)(b)	695	1,473
Service Corp. International	4,747	312,448
Strategic Education, Inc.	650	43,147
Stride, Inc. (a)	1,215	44,141
Terminix Global Holdings, Inc. (a)	3,486	159,066
Vivint Smart Home, Inc. Class A (a)(b)	1,106	7,477
WW International, Inc. (a)	1,571	16,071
Xpresspa Group, Inc. (a)(b)	3,484	3,937
		1,508,479
Hotels, Restaurants & Leisure - 3.3%
Accel Entertainment, Inc. (a)	1,563	19,037
Airbnb, Inc. Class A (a)	9,971	1,712,592
ARAMARK Holdings Corp.	7,336	275,834
Bally's Corp. (a)(b)	854	26,252
BJ's Restaurants, Inc. (a)	688	19,470
Bloomin' Brands, Inc. (b)	2,351	51,581
Boyd Gaming Corp.	2,357	155,043
Brinker International, Inc. (a)	1,313	50,104
Carrols Restaurant Group, Inc.	928	2,097
Century Casinos, Inc. (a)	779	9,309
Choice Hotels International, Inc.	944	133,821
Churchill Downs, Inc.	992	220,006
Chuy's Holdings, Inc. (a)	584	15,768
Cracker Barrel Old Country Store, Inc.	682	80,974
Dave & Buster's Entertainment, Inc. (a)	1,103	54,157
Denny's Corp. (a)	1,778	25,443
Dine Brands Global, Inc.	486	37,884
Drive Shack, Inc. (a)	2,650	4,081
El Pollo Loco Holdings, Inc. (a)	551	6,403
Everi Holdings, Inc. (a)	2,623	55,083
F45 Training Holdings, Inc.	583	6,238
Fiesta Restaurant Group, Inc. (a)	518	3,872
GAN Ltd. (a)(b)	1,156	5,572
Golden Entertainment, Inc. (a)	590	34,261
Hilton Grand Vacations, Inc. (a)	2,557	132,990
Hyatt Hotels Corp. Class A (a)	1,448	138,212
Jack in the Box, Inc.	626	58,475
Lindblad Expeditions Holdings (a)	851	12,833
Marriott Vacations Worldwide Corp.	1,228	193,656
Membership Collective Group, Inc. Class A (b)	880	6,829
Monarch Casino & Resort, Inc. (a)	381	33,235
Noodles & Co. (a)	974	5,815
Norwegian Cruise Line Holdings Ltd. (a)(b)	10,649	233,000
Papa John's International, Inc.	930	97,910
Planet Fitness, Inc. (a)	2,396	202,414
Playa Hotels & Resorts NV (a)	3,754	32,472
PlayAGS, Inc. (a)	769	5,129
RCI Hospitality Holdings, Inc.	224	13,767
Red Robin Gourmet Burgers, Inc. (a)(b)	460	7,756
Red Rock Resorts, Inc.	1,528	74,200
Ruth's Hospitality Group, Inc.	872	19,951
Scientific Games Corp. Class A (a)	2,776	163,090
SeaWorld Entertainment, Inc. (a)	1,479	110,097
Shake Shack, Inc. Class A (a)	1,133	76,931
Six Flags Entertainment Corp. (a)	2,227	96,875
Texas Roadhouse, Inc. Class A	2,008	168,130
The Cheesecake Factory, Inc. (a)(b)	1,404	55,865
Travel+Leisure Co.	2,483	143,865
Vail Resorts, Inc.	1,164	302,954
Wendy's Co.	5,061	111,190
Wingstop, Inc.	858	100,686
Wyndham Hotels & Resorts, Inc.	2,681	227,054
Wynn Resorts Ltd. (a)	3,024	241,134
Xponential Fitness, Inc. (b)	290	6,798
		6,078,195
Household Durables - 1.4%
Bassett Furniture Industries, Inc.	282	4,670
Beazer Homes U.S.A., Inc. (a)	862	13,120
Cavco Industries, Inc. (a)	246	59,249
Century Communities, Inc.	864	46,284
Dream Finders Homes, Inc. (a)(b)	549	9,377
Ethan Allen Interiors, Inc. (b)	593	15,460
Flexsteel Industries, Inc.	149	2,876
GoPro, Inc. Class A (a)	3,775	32,201
Green Brick Partners, Inc. (a)	1,372	27,111
Helen of Troy Ltd. (a)	694	135,913
Hooker Furnishings Corp.	342	6,477
Hovnanian Enterprises, Inc. Class A (a)	131	7,742
Installed Building Products, Inc.	681	57,538
iRobot Corp. (a)(b)	785	49,769
KB Home	2,470	79,979
La-Z-Boy, Inc.	1,285	33,885
Leggett & Platt, Inc.	3,832	133,354
LGI Homes, Inc. (a)	618	60,366
Lovesac (a)	388	20,975
M.D.C. Holdings, Inc.	1,639	62,020
M/I Homes, Inc. (a)	848	37,609
Meritage Homes Corp. (a)	1,076	85,251
Mohawk Industries, Inc. (a)	1,579	196,112
Newell Brands, Inc.	10,854	232,384
Purple Innovation, Inc. (a)	1,614	9,442
Skyline Champion Corp. (a)	1,526	83,747
Snap One Holdings Corp. (a)(b)	385	5,679
Sonos, Inc. (a)(b)	3,639	102,693
Taylor Morrison Home Corp. (a)	3,542	96,413
Tempur Sealy International, Inc.	5,531	154,426
Toll Brothers, Inc.	3,293	154,837
TopBuild Corp. (a)	947	171,776
Traeger, Inc. (a)(b)	672	5,000
TRI Pointe Homes, Inc. (a)	3,206	64,376
Tupperware Brands Corp. (a)	1,368	26,608
Universal Electronics, Inc. (a)	362	11,309
VOXX International Corp. (a)	443	4,417
Vuzix Corp. (a)(b)	1,634	10,784
Weber, Inc. (b)	514	5,053
Whirlpool Corp.	1,746	301,674
ZAGG, Inc. rights (a)(c)	548	49
		2,618,005
Internet & Direct Marketing Retail - 0.3%
1-800-FLOWERS.com, Inc. Class A (a)(b)	741	9,455
CarParts.com, Inc. (a)(b)	1,363	9,132
Chewy, Inc. (a)(b)	2,549	103,948
Duluth Holdings, Inc. (a)(b)	336	4,109
Groupon, Inc. (a)(b)	590	11,346
Lands' End, Inc. (a)(b)	391	6,616
Liquidity Services, Inc. (a)	729	12,480
Overstock.com, Inc. (a)(b)	1,246	54,830
PetMed Express, Inc. (b)	598	15,428
Poshmark, Inc. (a)(b)	1,047	13,255
Quotient Technology, Inc. (a)	2,604	16,614
Qurate Retail, Inc. Series A	10,302	49,038
Revolve Group, Inc. (a)	1,129	60,616
Shutterstock, Inc.	681	63,387
Stitch Fix, Inc. (a)(b)	2,337	23,534
The RealReal, Inc. (a)	2,312	16,785
Waitr Holdings, Inc. (a)	3,015	1,116
Xometry, Inc. (b)	199	7,313
		479,002
Leisure Products - 0.6%
Acushnet Holdings Corp.	1,003	40,381
American Outdoor Brands, Inc. (a)	451	5,922
AMMO, Inc. (a)(b)	2,342	11,242
Brunswick Corp.	2,218	179,414
Callaway Golf Co. (a)	3,375	79,043
Clarus Corp.	792	18,036
Johnson Outdoors, Inc. Class A	199	15,468
Malibu Boats, Inc. Class A (a)	605	35,096
MasterCraft Boat Holdings, Inc. (a)	522	12,846
Mattel, Inc. (a)	10,066	223,566
Nautilus, Inc. (a)(b)	958	3,947
Polaris, Inc.	1,639	172,619
Smith & Wesson Brands, Inc.	1,375	20,804
Sturm, Ruger & Co., Inc. (b)	508	35,367
Vista Outdoor, Inc. (a)	1,656	59,103
YETI Holdings, Inc. (a)	2,529	151,689
		1,064,543
Multiline Retail - 0.4%
Big Lots, Inc.	955	33,043
Dillard's, Inc. Class A (b)	122	32,744
Franchise Group, Inc.	790	32,730
Kohl's Corp.	4,327	261,610
Macy's, Inc.	8,901	216,828
Nordstrom, Inc.	3,205	86,888
Ollie's Bargain Outlet Holdings, Inc. (a)	1,749	75,137
		738,980
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A (a)	1,698	54,319
Academy Sports & Outdoors, Inc. (b)	2,545	100,273
Advance Auto Parts, Inc.	1,810	374,598
America's Car Mart, Inc. (a)	171	13,776
American Eagle Outfitters, Inc. (b)	4,418	74,222
Asbury Automotive Group, Inc. (a)	667	106,853
AutoNation, Inc. (a)	1,149	114,417
Barnes & Noble Education, Inc. (a)(b)	963	3,448
Bath & Body Works, Inc.	7,596	363,089
Bed Bath & Beyond, Inc. (a)	2,934	66,103
Big 5 Sporting Goods Corp. (b)	596	10,221
Boot Barn Holdings, Inc. (a)	859	81,425
Caleres, Inc.	1,062	20,528
Camping World Holdings, Inc. (b)	1,160	32,422
Chico's FAS, Inc. (a)	3,575	17,160
Citi Trends, Inc. (a)(b)	250	7,656
Conn's, Inc. (a)(b)	576	8,876
Designer Brands, Inc. Class A (a)(b)	1,801	24,332
Dick's Sporting Goods, Inc.	1,866	186,637
Five Below, Inc. (a)	1,613	255,451
Floor & Decor Holdings, Inc. Class A (a)	3,041	246,321
Foot Locker, Inc.	2,598	77,057
GameStop Corp. Class A (a)(b)	1,783	297,012
Gap, Inc. (b)	6,170	86,874
Genesco, Inc. (a)	397	25,253
Group 1 Automotive, Inc.	522	87,607
GrowGeneration Corp. (a)(b)	1,640	15,104
Guess?, Inc. (b)	1,141	24,931
Haverty Furniture Companies, Inc.	426	11,681
Hibbett, Inc.	433	19,199
Leslie's, Inc. (a)(b)	3,946	76,395
Lithia Motors, Inc. Class A (sub. vtg.)	871	261,405
LL Flooring Holdings, Inc. (a)	817	11,454
MarineMax, Inc. (a)	627	25,243
Monro, Inc.	951	42,167
Murphy U.S.A., Inc.	678	135,573
National Vision Holdings, Inc. (a)	2,385	103,914
OneWater Marine, Inc. Class A	264	9,095
Party City Holdco, Inc. (a)	3,267	11,696
Penske Automotive Group, Inc.	878	82,286
Petco Health & Wellness Co., Inc. (a)(b)	2,368	46,342
Rent-A-Center, Inc.	1,751	44,108
RH (a)	500	163,045
Sally Beauty Holdings, Inc. (a)	3,255	50,876
Shoe Carnival, Inc.	515	15,017
Signet Jewelers Ltd. (b)	1,527	111,013
Sleep Number Corp. (a)(b)	659	33,418
Sonic Automotive, Inc. Class A (sub. vtg.)	597	25,378
Sportsman's Warehouse Holdings, Inc. (a)	1,270	13,576
The Aaron's Co., Inc.	892	17,911
The Buckle, Inc.	825	27,258
The Cato Corp. Class A (sub. vtg.)	532	7,799
The Children's Place, Inc. (a)	400	19,720
The ODP Corp. (a)	1,322	60,587
Tilly's, Inc.	654	6,121
TravelCenters of America LLC (a)	342	14,692
Urban Outfitters, Inc. (a)	1,901	47,734
Victoria's Secret & Co. (a)	2,085	107,086
Vroom, Inc. (a)(b)	3,643	9,690
Williams-Sonoma, Inc.	2,138	310,010
Winmark Corp.	84	18,480
Zumiez, Inc. (a)(b)	605	23,117
		4,739,051
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	4,324	222,210
Carter's, Inc.	1,216	111,860
Columbia Sportswear Co.	996	90,168
Crocs, Inc. (a)	1,695	129,498
Deckers Outdoor Corp. (a)	790	216,278
Fossil Group, Inc. (a)	1,395	13,448
G-III Apparel Group Ltd. (a)	1,250	33,813
Hanesbrands, Inc. (b)	10,050	149,645
Kontoor Brands, Inc.	1,366	56,484
Lakeland Industries, Inc. (a)	248	4,759
Levi Strauss & Co. Class A	2,782	54,972
Movado Group, Inc.	463	18,080
Oxford Industries, Inc. (b)	459	41,540
PVH Corp.	2,041	156,361
Ralph Lauren Corp.	1,400	158,816
Samsonite International SA (a)(d)	40,200	89,943
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,881	158,190
Steven Madden Ltd.	2,202	85,085
Superior Group of Companies, Inc.	283	5,052
Tapestry, Inc.	7,906	293,708
Under Armour, Inc.:
Class A (sub. vtg.) (a)	5,937	101,048
Class C (non-vtg.) (a)	5,595	87,058
Unifi, Inc. (a)	371	6,715
Vera Bradley, Inc. (a)	635	4,870
Wolverine World Wide, Inc.	2,372	53,512
		2,343,113
TOTAL CONSUMER DISCRETIONARY		22,441,306
CONSUMER STAPLES - 3.2%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)(b)	272	105,664
Celsius Holdings, Inc. (a)	1,092	60,257
Coca-Cola Bottling Co. Consolidated	134	66,578
MGP Ingredients, Inc. (b)	353	30,213
Molson Coors Beverage Co. Class B	5,412	288,893
National Beverage Corp. (b)	670	29,145
		580,750
Food & Staples Retailing - 0.8%
Andersons, Inc.	869	43,676
BJ's Wholesale Club Holdings, Inc. (a)	3,929	265,640
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	341	42
warrants 11/4/28 (a)	341	17
warrants 11/4/28 (a)	341	8
Class A (a)(b)	608	2,462
Casey's General Stores, Inc.	1,069	211,844
Chefs' Warehouse Holdings (a)	909	29,633
Grocery Outlet Holding Corp. (a)	2,493	81,721
Ingles Markets, Inc. Class A	401	35,709
Natural Grocers by Vitamin Cottage, Inc.	258	5,057
Performance Food Group Co. (a)	4,447	226,397
PriceSmart, Inc.	686	54,105
Rite Aid Corp. (a)(b)	1,540	13,475
SpartanNash Co.	993	32,759
Sprouts Farmers Market LLC (a)	3,232	103,359
U.S. Foods Holding Corp. (a)	6,408	241,133
United Natural Foods, Inc. (a)	1,637	67,690
Weis Markets, Inc.	462	32,996
		1,447,723
Food Products - 1.5%
B&G Foods, Inc. Class A	1,869	50,426
Beyond Meat, Inc. (a)(b)	1,736	83,866
Bunge Ltd.	4,034	447,008
Cal-Maine Foods, Inc.	1,085	59,914
Calavo Growers, Inc.	517	18,845
Campbell Soup Co.	5,816	259,219
Darling Ingredients, Inc. (a)	4,661	374,651
Flowers Foods, Inc. (b)	5,676	145,930
Fresh Del Monte Produce, Inc.	941	24,381
Freshpet, Inc. (a)	1,252	128,505
Hostess Brands, Inc. Class A (a)	3,966	87,014
Ingredion, Inc.	1,913	166,718
J&J Snack Foods Corp.	431	66,848
John B. Sanfilippo & Son, Inc.	249	20,777
Laird Superfood, Inc. (a)	87	314
Lamb Weston Holdings, Inc.	4,200	251,622
Lancaster Colony Corp.	575	85,761
Landec Corp. (a)	763	8,836
Pilgrim's Pride Corp. (a)	1,401	35,165
Post Holdings, Inc. (a)	1,684	116,634
Sanderson Farms, Inc.	606	113,619
Seaboard Corp.	7	29,438
Seneca Foods Corp. Class A (a)	166	8,556
The Hain Celestial Group, Inc. (a)	2,677	92,089
The Simply Good Foods Co. (a)	2,439	92,560
Tootsie Roll Industries, Inc.	506	17,690
TreeHouse Foods, Inc. (a)	1,618	52,197
Vital Farms, Inc. (a)(b)	702	8,677
Whole Earth Brands, Inc. Class A (a)	1,073	7,683
		2,854,943
Household Products - 0.2%
Central Garden & Pet Co. (a)	290	12,748
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,157	47,182
Energizer Holdings, Inc.	1,815	55,829
Reynolds Consumer Products, Inc.	1,555	45,624
Spectrum Brands Holdings, Inc.	1,222	108,416
WD-40 Co. (b)	397	72,742
		342,541
Personal Products - 0.3%
BellRing Brands, Inc. (a)	3,231	74,571
Coty, Inc. Class A (a)	9,667	86,906
Edgewell Personal Care Co.	1,564	57,352
elf Beauty, Inc. (a)	1,399	36,136
Herbalife Nutrition Ltd. (a)	2,832	85,980
Inter Parfums, Inc.	514	45,258
MediFast, Inc.	338	57,724
Newage, Inc. (a)	5,242	3,046
Nu Skin Enterprises, Inc. Class A	1,435	68,708
The Honest Co., Inc.	760	3,960
USANA Health Sciences, Inc. (a)	330	26,219
Veru, Inc. (a)(b)	1,627	7,858
		553,718
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	4,437	10,294
Turning Point Brands, Inc.	404	13,740
Universal Corp.	722	41,927
Vector Group Ltd.	3,715	44,729
		110,690
TOTAL CONSUMER STAPLES		5,890,365
ENERGY - 5.1%
Energy Equipment & Services - 0.8%
Archrock, Inc.	3,685	34,013
Bristow Group, Inc. (a)	651	24,139
Cactus, Inc.	1,713	97,196
Championx Corp.	5,841	142,988
Core Laboratories NV (b)	1,356	42,890
DMC Global, Inc. (a)	532	16,226
Dril-Quip, Inc. (a)	988	36,902
Expro Group Holdings NV (a)	830	14,757
Helix Energy Solutions Group, Inc. (a)	3,942	18,843
Helmerich & Payne, Inc.	3,112	133,131
Liberty Oilfield Services, Inc. Class A (a)	3,002	44,490
Nabors Industries Ltd. (a)	217	33,140
Newpark Resources, Inc. (a)	2,574	9,421
Nextier Oilfield Solutions, Inc. (a)	4,486	41,451
NOV, Inc.	11,261	220,828
Oceaneering International, Inc. (a)	2,919	44,252
Oil States International, Inc. (a)	1,686	11,718
Patterson-UTI Energy, Inc.	6,224	96,348
ProPetro Holding Corp. (a)	2,388	33,265
RPC, Inc. (a)(b)	2,124	22,663
Select Energy Services, Inc. Class A (a)	1,790	15,340
Solaris Oilfield Infrastructure, Inc. Class A	805	9,088
TechnipFMC PLC (a)	12,278	95,155
TETRA Technologies, Inc. (a)	3,631	14,923
Tidewater, Inc. (a)	1,144	24,871
Transocean Ltd. (United States) (a)(b)	17,119	78,234
U.S. Silica Holdings, Inc. (a)	2,094	39,074
Weatherford International PLC (a)	1,880	62,604
		1,457,950
Oil, Gas & Consumable Fuels - 4.3%
Alto Ingredients, Inc. (a)(b)	2,159	14,724
Antero Resources Corp. (a)	8,216	250,834
APA Corp.	10,439	431,444
Arch Resources, Inc. (b)	445	61,134
Berry Corp.	1,841	18,999
Brigham Minerals, Inc. Class A	1,326	33,879
Callon Petroleum Co. (a)(b)	1,367	80,762
Centennial Resource Development, Inc. Class A (a)	5,243	42,311
Civitas Resources, Inc.	2,078	124,077
Clean Energy Fuels Corp. (a)(b)	4,869	38,660
CNX Resources Corp. (a)	6,081	125,998
Comstock Resources, Inc. (a)(b)	2,611	34,074
CONSOL Energy, Inc. (a)	886	33,340
Continental Resources, Inc. (b)	1,680	103,034
Coterra Energy, Inc.	23,396	630,990
Crescent Energy, Inc. Class A (b)	805	13,959
CVR Energy, Inc.	850	21,709
Delek U.S. Holdings, Inc. (a)	2,110	44,774
Denbury, Inc. (a)	1,446	113,612
Devon Energy Corp.	18,089	1,069,603
Diamondback Energy, Inc.	4,894	670,870
EQT Corp.	8,701	299,401
Equitrans Midstream Corp.	11,730	99,001
Green Plains, Inc. (a)(b)	1,550	48,066
HF Sinclair Corp.	4,300	171,355
International Seaways, Inc.	1,250	22,550
Kosmos Energy Ltd. (a)	13,022	93,628
Laredo Petroleum, Inc. (a)	409	32,368
Magnolia Oil & Gas Corp. Class A	4,241	100,300
Marathon Oil Corp.	22,360	561,460
Matador Resources Co.	3,171	168,000
Murphy Oil Corp.	4,176	168,669
National Energy Services Reunited Corp. (a)	1,176	9,878
Northern Oil & Gas, Inc.	1,863	52,518
Ovintiv, Inc.	7,504	405,741
Par Pacific Holdings, Inc. (a)	1,285	16,731
PBF Energy, Inc. Class A (a)	2,758	67,212
PDC Energy, Inc.	2,800	203,504
Peabody Energy Corp. (a)	2,626	64,416
Range Resources Corp. (a)	7,186	218,311
Ranger Oil Corp. (a)	591	20,407
Renewable Energy Group, Inc. (a)	1,462	88,670
Rex American Resources Corp. (a)	158	15,737
SM Energy Co.	3,493	136,052
Southwestern Energy Co. (a)	29,223	209,529
Talos Energy, Inc. (a)	1,221	19,280
Targa Resources Corp.	6,546	494,027
Teekay Corp. (a)	1,822	5,776
Teekay Tankers Ltd. (a)(b)	697	9,646
Tellurian, Inc. (a)(b)	11,582	61,385
Uranium Energy Corp. (a)	7,322	33,608
W&T Offshore, Inc. (a)(b)	2,704	10,329
World Fuel Services Corp.	1,800	48,672
		7,915,014
TOTAL ENERGY		9,372,964
FINANCIALS - 16.0%
Banks - 6.0%
1st Source Corp.	478	22,108
Allegiance Bancshares, Inc.	554	24,753
Ameris Bancorp	1,917	84,118
Associated Banc-Corp.	4,313	98,164
Atlantic Union Bankshares Corp.	2,184	80,131
Banc of California, Inc.	1,577	30,531
BancFirst Corp.	535	44,517
Bancorp, Inc., Delaware (a)	1,648	46,688
Bank of Hawaii Corp.	1,169	98,102
Bank OZK	3,472	148,254
BankUnited, Inc.	2,569	112,933
Banner Corp.	993	58,120
Berkshire Hills Bancorp, Inc.	1,360	39,399
BOK Financial Corp.	871	81,830
Brookline Bancorp, Inc., Delaware	2,242	35,468
Cadence Bank	5,640	165,026
Camden National Corp.	413	19,428
Cathay General Bancorp	2,231	99,837
Central Pacific Financial Corp.	782	21,818
City Holding Co.	432	33,998
Columbia Banking Systems, Inc.	2,241	72,317
Comerica, Inc.	3,766	340,559
Commerce Bancshares, Inc.	3,190	228,372
Community Bank System, Inc.	1,555	109,083
Community Trust Bancorp, Inc.	405	16,686
ConnectOne Bancorp, Inc.	1,044	33,418
CrossFirst Bankshares, Inc. (a)	1,279	20,157
Cullen/Frost Bankers, Inc.	1,627	225,193
Customers Bancorp, Inc. (a)	864	45,049
CVB Financial Corp.	3,661	84,972
Dime Community Bancshares, Inc.	972	33,602
Eagle Bancorp, Inc.	925	52,734
East West Bancorp, Inc.	4,079	322,323
Eastern Bankshares, Inc.	4,879	105,094
Enterprise Financial Services Corp.	1,113	52,656
FB Financial Corp.	1,026	45,575
First Bancorp, North Carolina	1,008	42,104
First Bancorp, Puerto Rico	5,937	77,893
First Bancshares, Inc.	595	20,028
First Busey Corp.	1,467	37,174
First Citizens Bancshares, Inc.	383	254,925
First Commonwealth Financial Corp.	2,753	41,735
First Financial Bancorp, Ohio	2,717	62,627
First Financial Bankshares, Inc. (b)	3,695	163,023
First Financial Corp., Indiana	308	13,330
First Foundation, Inc.	1,129	27,423
First Hawaiian, Inc.	3,717	103,667
First Horizon National Corp.	15,567	365,669
First Interstate Bancsystem, Inc.	1,015	37,322
First Merchants Corp.	1,565	65,104
Five Star Bancorp	174	4,924
Flushing Financial Corp.	841	18,796
FNB Corp., Pennsylvania	9,155	113,980
Fulton Financial Corp.	4,629	76,934
German American Bancorp, Inc.	703	26,707
Glacier Bancorp, Inc.	3,128	157,276
Great Southern Bancorp, Inc.	285	16,818
Hancock Whitney Corp.	2,493	130,010
Hanmi Financial Corp.	842	20,722
HarborOne Bancorp, Inc.	1,411	19,782
Heartland Financial U.S.A., Inc.	1,166	55,770
Heritage Commerce Corp.	1,674	18,833
Heritage Financial Corp., Washington	1,012	25,361
Hilltop Holdings, Inc.	1,763	51,832
Home Bancshares, Inc.	4,345	98,197
HomeStreet, Inc.	598	28,333
Hope Bancorp, Inc.	3,444	55,380
Horizon Bancorp, Inc. Indiana	1,081	20,182
Independent Bank Corp.	1,372	112,079
Independent Bank Corp.	585	12,870
Independent Bank Group, Inc.	1,065	75,785
International Bancshares Corp.	1,542	65,088
Investors Bancorp, Inc.	6,455	96,373
Lakeland Bancorp, Inc.	1,422	23,747
Lakeland Financial Corp.	730	53,290
Live Oak Bancshares, Inc.	924	47,022
Meta Financial Group, Inc.	919	50,471
Midland States Bancorp, Inc.	578	16,681
National Bank Holdings Corp.	877	35,326
NBT Bancorp, Inc.	1,260	45,524
Nicolet Bankshares, Inc. (a)	345	32,282
Northwest Bancshares, Inc.	3,583	48,406
OceanFirst Financial Corp.	1,738	34,934
OFG Bancorp	1,446	38,521
Old National Bancorp, Indiana	4,768	78,100
Origin Bancorp, Inc.	617	26,093
Pacific Premier Bancorp, Inc.	2,734	96,647
PacWest Bancorp	3,365	145,132
Park National Corp.	410	53,866
Peoples Bancorp, Inc.	682	21,353
Peoples United Financial, Inc.	12,302	245,917
Pinnacle Financial Partners, Inc.	2,193	201,931
Popular, Inc.	2,297	187,757
Preferred Bank, Los Angeles	384	28,451
Premier Financial Corp.	1,082	32,817
Prosperity Bancshares, Inc.	2,649	183,788
QCR Holdings, Inc.	411	23,258
Renasant Corp.	1,627	54,423
S&T Bancorp, Inc.	1,153	34,106
Sandy Spring Bancorp, Inc.	1,322	59,384
Seacoast Banking Corp., Florida	1,692	59,254
ServisFirst Bancshares, Inc.	1,398	133,215
Signature Bank	1,744	511,847
Silvergate Capital Corp. (a)	859	129,340
Simmons First National Corp. Class A	3,321	87,077
Southside Bancshares, Inc.	936	38,217
Southstate Corp.	2,012	164,159
Stock Yards Bancorp, Inc.	714	37,771
Synovus Financial Corp.	4,190	205,310
Texas Capital Bancshares, Inc. (a)	1,459	83,615
Tompkins Financial Corp.	337	26,377
TowneBank	1,913	57,275
Trico Bancshares	759	30,383
TriState Capital Holdings, Inc. (a)	808	26,850
Triumph Bancorp, Inc. (a)	685	64,404
Trustmark Corp.	1,808	54,945
UMB Financial Corp.	1,239	120,381
Umpqua Holdings Corp.	6,224	117,385
United Bankshares, Inc., West Virginia	3,933	137,183
United Community Bank, Inc.	3,023	105,200
Univest Corp. of Pennsylvania	818	21,890
Valley National Bancorp	11,712	152,490
Veritex Holdings, Inc.	1,434	54,736
Washington Trust Bancorp, Inc.	482	25,305
Webster Financial Corp.	2,607	146,305
WesBanco, Inc.	1,842	63,291
Westamerica Bancorp.	763	46,162
Western Alliance Bancorp.	2,999	248,377
Wintrust Financial Corp.	1,637	152,126
Zions Bancorp NA	4,495	294,692
		11,041,858
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	1,171	165,052
Ares Management Corp.	4,811	390,798
Artisan Partners Asset Management, Inc.	1,891	74,411
Assetmark Financial Holdings, Inc. (a)	537	11,948
B. Riley Financial, Inc.	463	32,391
BGC Partners, Inc. Class A	9,051	39,824
Blucora, Inc. (a)	1,313	25,669
Bridge Investment Group Holdings, Inc.	610	12,414
BrightSphere Investment Group, Inc.	1,020	24,735
Carlyle Group LP	3,994	195,347
Cboe Global Markets, Inc.	3,062	350,354
Cohen & Steers, Inc.	730	62,700
Coinbase Global, Inc. (a)(b)	850	161,381
Cowen Group, Inc. Class A	779	21,111
Diamond Hill Investment Group, Inc.	87	16,295
Donnelley Financial Solutions, Inc. (a)	820	27,273
Evercore, Inc. Class A	1,126	125,346
FactSet Research Systems, Inc.	1,080	468,882
Federated Hermes, Inc.	2,791	95,061
Focus Financial Partners, Inc. Class A (a)	1,484	67,878
Franklin Resources, Inc.	8,074	225,426
Greenhill & Co., Inc.	363	5,616
Hamilton Lane, Inc. Class A	1,014	78,372
Houlihan Lokey	1,466	128,715
Interactive Brokers Group, Inc.	2,518	165,961
Invesco Ltd.	9,808	226,172
Janus Henderson Group PLC	4,914	172,088
Jefferies Financial Group, Inc.	5,632	185,011
Lazard Ltd. Class A	3,251	112,160
LPL Financial	2,304	420,895
Moelis & Co. Class A	1,761	82,679
Morningstar, Inc.	683	186,575
Open Lending Corp. (a)	2,951	55,803
Oppenheimer Holdings, Inc. Class A (non-vtg.)	266	11,592
Piper Jaffray Companies	408	53,550
PJT Partners, Inc.	714	45,068
Sculptor Capital Management, Inc. Class A	564	7,857
SEI Investments Co.	3,054	183,881
StepStone Group, Inc. Class A	1,415	46,780
Stifel Financial Corp.	2,994	203,293
StoneX Group, Inc. (a)	490	36,373
Tradeweb Markets, Inc. Class A	3,023	265,631
Victory Capital Holdings, Inc.	487	14,060
Virtu Financial, Inc. Class A	2,451	91,226
Virtus Investment Partners, Inc.	207	49,678
WisdomTree Investments, Inc.	3,026	17,763
		5,441,095
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)(b)	238	130,988
CURO Group Holdings Corp.	554	7,230
Encore Capital Group, Inc. (a)	716	44,915
Enova International, Inc. (a)	1,049	39,831
EZCORP, Inc. (non-vtg.) Class A (a)	1,386	8,371
FirstCash Holdings, Inc.	1,167	82,087
Green Dot Corp. Class A (a)	1,605	44,105
LendingClub Corp. (a)	2,915	45,999
LendingTree, Inc. (a)	328	39,252
Navient Corp.	4,627	78,844
Nelnet, Inc. Class A	592	50,314
OneMain Holdings, Inc.	3,201	151,759
PRA Group, Inc. (a)	1,254	56,530
PROG Holdings, Inc. (a)	1,644	47,298
SLM Corp.	8,441	154,977
Upstart Holdings, Inc. (a)(b)	1,417	154,581
World Acceptance Corp. (a)(b)	119	22,829
		1,159,910
Diversified Financial Services - 0.7%
A-Mark Precious Metals, Inc.	233	18,020
Apollo Global Management, Inc.	10,597	656,908
Cannae Holdings, Inc. (a)	2,434	58,221
Equitable Holdings, Inc.	10,817	334,353
Voya Financial, Inc. (b)	3,194	211,922
		1,279,424
Insurance - 3.9%
Alleghany Corp. (a)	393	332,871
AMBAC Financial Group, Inc. (a)	1,293	13,447
American Equity Investment Life Holding Co.	2,368	94,507
American Financial Group, Inc.	1,901	276,824
American National Group, Inc.	367	69,396
Amerisafe, Inc.	549	27,269
Argo Group International Holdings, Ltd.	1,002	41,363
Assurant, Inc.	1,630	296,383
Assured Guaranty Ltd.	2,003	127,511
Axis Capital Holdings Ltd.	2,217	134,062
Brighthouse Financial, Inc. (a)	2,298	118,715
Brown & Brown, Inc.	6,728	486,233
BRP Group, Inc. (a)	1,554	41,694
CNO Financial Group, Inc.	3,540	88,819
eHealth, Inc. (a)	683	8,476
Employers Holdings, Inc.	781	32,037
Enstar Group Ltd. (a)	356	92,969
Erie Indemnity Co. Class A	720	126,814
Everest Re Group Ltd.	1,130	340,559
Fidelity National Financial, Inc.	8,174	399,218
First American Financial Corp.	3,152	204,313
Genworth Financial, Inc. Class A (a)	14,640	55,339
Globe Life, Inc.	2,666	268,200
GoHealth, Inc. (a)(b)	1,972	2,327
Goosehead Insurance	574	45,099
Greenlight Capital Re, Ltd. (a)	700	4,949
Hanover Insurance Group, Inc.	1,023	152,959
HCI Group, Inc.	227	15,477
Heritage Insurance Holdings, Inc.	660	4,712
Horace Mann Educators Corp.	1,202	50,280
James River Group Holdings Ltd.	1,093	27,041
Kemper Corp.	1,729	97,758
Kinsale Capital Group, Inc.	618	140,916
Lemonade, Inc. (a)(b)	1,096	28,902
Lincoln National Corp.	4,884	319,218
Loews Corp.	5,713	370,317
MBIA, Inc. (a)(b)	1,326	20,407
Mercury General Corp.	774	42,570
National Western Life Group, Inc.	65	13,676
Old Republic International Corp.	8,189	211,849
Palomar Holdings, Inc. (a)	711	45,497
Primerica, Inc.	1,135	155,291
ProAssurance Corp.	1,507	40,508
Reinsurance Group of America, Inc.	1,944	212,790
RenaissanceRe Holdings Ltd.	1,323	209,709
RLI Corp.	1,148	127,003
Root, Inc. (a)(b)	3,104	6,115
Ryan Specialty Group Holdings, Inc. (b)	1,680	65,167
Safety Insurance Group, Inc.	399	36,249
Selective Insurance Group, Inc.	1,731	154,682
Selectquote, Inc. (a)	3,569	9,958
Siriuspoint Ltd. (a)	2,448	18,311
Stewart Information Services Corp.	783	47,458
Trean Insurance Group, Inc. (a)	595	2,791
Trupanion, Inc. (a)(b)	989	88,140
United Fire Group, Inc.	586	18,207
Universal Insurance Holdings, Inc.	787	10,617
Unum Group	5,883	185,373
W.R. Berkley Corp.	6,007	400,006
White Mountains Insurance Group Ltd.	86	97,717
		7,157,065
Mortgage Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	499	4,641
AGNC Investment Corp.	15,064	197,338
Angel Oak Mortgage, Inc. (b)	213	3,495
Annaly Capital Management, Inc.	41,563	292,604
Apollo Commercial Real Estate Finance, Inc.	3,878	54,021
Arbor Realty Trust, Inc.	4,392	74,928
Ares Commercial Real Estate Corp.	1,361	21,123
Armour Residential REIT, Inc. (b)	2,513	21,109
Blackstone Mortgage Trust, Inc.	4,825	153,387
BrightSpire Capital, Inc.	2,618	24,217
Broadmark Realty Capital, Inc.	3,911	33,830
Cherry Hill Mortgage Investment Corp. (b)	447	3,451
Chimera Investment Corp.	6,837	82,317
Dynex Capital, Inc. (b)	1,128	18,274
Ellington Financial LLC (b)	1,576	27,974
Franklin BSP Realty Trust, Inc.	1,219	17,042
Granite Point Mortgage Trust, Inc.	1,565	17,403
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,458	116,583
Invesco Mortgage Capital, Inc. (b)	9,005	20,531
KKR Real Estate Finance Trust, Inc.	1,267	26,113
Ladder Capital Corp. Class A	3,186	37,818
MFA Financial, Inc.	11,213	45,188
New Residential Investment Corp.	13,406	147,198
New York Mortgage Trust, Inc.	10,720	39,128
Orchid Island Capital, Inc.	4,713	15,317
PennyMac Mortgage Investment Trust	2,852	48,170
Ready Capital Corp.	1,674	25,210
Redwood Trust, Inc.	3,248	34,201
Starwood Property Trust, Inc.	8,795	212,575
TPG RE Finance Trust, Inc.	1,643	19,404
Two Harbors Investment Corp.	9,869	54,576
Western Asset Mortgage Capital Corp.	1,882	3,218
		1,892,384
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	1,554	72,090
Blue Foundry Bancorp	774	10,488
Capitol Federal Financial, Inc.	3,730	40,582
Columbia Financial, Inc. (a)	1,101	23,683
Essent Group Ltd.	3,193	131,584
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	253	27,445
Flagstar Bancorp, Inc.	1,540	65,296
Kearny Financial Corp.	2,134	27,486
Merchants Bancorp	723	19,796
MGIC Investment Corp.	9,372	126,991
Mr. Cooper Group, Inc. (a)	2,164	98,830
New York Community Bancorp, Inc.	13,357	143,187
NMI Holdings, Inc. (a)	2,483	51,199
Northfield Bancorp, Inc.	1,226	17,605
Ocwen Financial Corp. (a)	238	5,655
PennyMac Financial Services, Inc.	926	49,263
Provident Financial Services, Inc.	2,195	51,363
Radian Group, Inc.	5,155	114,493
Rocket Companies, Inc. (b)	3,923	43,624
TFS Financial Corp.	1,336	22,178
Trustco Bank Corp., New York	535	17,083
Walker & Dunlop, Inc.	850	110,007
Washington Federal, Inc.	1,878	61,636
Waterstone Financial, Inc.	637	12,320
WSFS Financial Corp.	1,893	88,252
		1,432,136
TOTAL FINANCIALS		29,403,872
HEALTH CARE - 10.7%
Biotechnology - 3.7%
2seventy bio, Inc. (a)(b)	689	11,754
4D Molecular Therapeutics, Inc. (a)	696	10,524
Abeona Therapeutics, Inc. (a)	1,827	576
ACADIA Pharmaceuticals, Inc. (a)	3,391	82,130
Adagio Therapeutics, Inc. (b)	544	2,481
ADMA Biologics, Inc. (a)	4,995	9,141
Adverum Biotechnologies, Inc. (a)	1,643	2,152
Aeglea BioTherapeutics, Inc. (a)	1,109	2,551
Aerovate Therapeutics, Inc.	263	4,821
Agenus, Inc. (a)	6,710	16,507
Agios Pharmaceuticals, Inc. (a)	1,586	46,168
Akebia Therapeutics, Inc. (a)	4,962	3,562
Akero Therapeutics, Inc. (a)(b)	641	9,096
Akouos, Inc. (a)	561	2,665
Alaunos Therapeutics, Inc. (a)	6,667	4,350
Albireo Pharma, Inc. (a)(b)	569	16,973
Aldeyra Therapeutics, Inc. (a)	1,302	5,787
Alector, Inc. (a)	1,690	24,083
Aligos Therapeutics, Inc. (a)	577	1,241
Alkermes PLC (a)	4,657	122,526
Allakos, Inc. (a)	1,005	5,729
Allogene Therapeutics, Inc. (a)(b)	2,145	19,541
Allovir, Inc. (a)	838	5,657
Altimmune, Inc. (a)	964	5,871
ALX Oncology Holdings, Inc. (a)	601	10,157
Amicus Therapeutics, Inc. (a)	7,247	68,629
AnaptysBio, Inc. (a)(b)	543	13,434
Anavex Life Sciences Corp. (a)(b)	2,140	26,343
Anika Therapeutics, Inc. (a)	399	10,019
Annexon, Inc. (a)(b)	737	2,012
Apellis Pharmaceuticals, Inc. (a)	2,323	118,032
Applied Genetic Technologies Corp. (a)	1,057	1,131
Applied Molecular Transport, Inc. (a)(b)	452	3,399
Applied Therapeutics, Inc. (a)	476	1,004
Arbutus Biopharma Corp. (a)	2,630	7,837
Arcturus Therapeutics Holdings, Inc. (a)(b)	602	16,230
Arcus Biosciences, Inc. (a)	1,336	42,164
Arcutis Biotherapeutics, Inc. (a)	807	15,543
Ardelyx, Inc. (a)(b)	2,000	2,140
Arrowhead Pharmaceuticals, Inc. (a)	3,008	138,338
Assembly Biosciences, Inc. (a)	1,110	2,287
Atara Biotherapeutics, Inc. (a)	2,481	23,048
Athenex, Inc. (a)	2,095	1,738
Athersys, Inc. (a)(b)	5,280	3,197
Atreca, Inc. (a)	770	2,441
Avalo Therapeutics, Inc. (a)	1,151	834
Avid Bioservices, Inc. (a)	1,725	35,138
Avidity Biosciences, Inc. (a)	1,207	22,293
Avita Medical, Inc. (a)	694	5,885
AVROBIO, Inc. (a)	1,019	1,345
Beam Therapeutics, Inc. (a)(b)	1,303	74,662
BeyondSpring, Inc. (a)(b)	494	1,087
BioAtla, Inc. (a)	477	2,385
BioCryst Pharmaceuticals, Inc. (a)(b)	5,174	84,129
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,676	198,723
BioXcel Therapeutics, Inc. (a)(b)	555	11,605
Black Diamond Therapeutics, Inc. (a)(b)	800	2,216
bluebird bio, Inc. (a)(b)	2,046	9,923
Blueprint Medicines Corp. (a)	1,704	108,852
Bolt Biotherapeutics, Inc. (a)(b)	362	992
BrainStorm Cell Therpeutic, Inc. (a)(b)	684	2,298
BridgeBio Pharma, Inc. (a)(b)	3,150	31,973
Burning Rock Biotech Ltd. ADR (a)	1,350	12,542
C4 Therapeutics, Inc. (a)	1,059	25,691
Calithera Biosciences, Inc. (a)	2,080	840
Capricor Therapeutics, Inc. (a)(b)	497	1,705
CareDx, Inc. (a)	1,529	56,558
Caribou Biosciences, Inc.	577	5,297
Catalyst Biosciences, Inc. (a)	796	525
Catalyst Pharmaceutical Partners, Inc. (a)	2,721	22,557
Cel-Sci Corp. (a)(b)	1,203	4,728
Celldex Therapeutics, Inc. (a)	1,359	46,288
Century Therapeutics, Inc.	294	3,701
ChemoCentryx, Inc. (a)	1,399	35,073
Chimerix, Inc. (a)	1,984	9,087
Chinook Therapeutics, Inc. (a)	1,266	20,712
Clene, Inc. (a)(b)	613	2,415
Clovis Oncology, Inc. (a)(b)	3,927	7,933
Codiak Biosciences, Inc. (a)	522	3,273
Coherus BioSciences, Inc. (a)	1,801	23,251
Concert Pharmaceuticals, Inc. (a)	912	3,073
Corbus Pharmaceuticals Holdings, Inc. (a)	4,969	2,641
Cortexyme, Inc. (a)(b)	485	3,002
Crinetics Pharmaceuticals, Inc. (a)	1,094	24,013
Cue Biopharma, Inc. (a)(b)	772	3,767
Cullinan Oncology, Inc. (a)	690	7,224
Cyclerion Therapeutics, Inc. (a)	745	827
Cytokinetics, Inc. (a)	2,418	89,007
CytomX Therapeutics, Inc. (a)	1,866	4,982
Day One Biopharmaceuticals, Inc. (a)	301	2,986
Deciphera Pharmaceuticals, Inc. (a)	1,129	10,466
Denali Therapeutics, Inc. (a)	2,692	86,602
DermTech, Inc. (a)(b)	749	10,995
Dynavax Technologies Corp. (a)(b)	3,147	34,113
Dyne Therapeutics, Inc. (a)	623	6,006
Eagle Pharmaceuticals, Inc. (a)	315	15,589
Editas Medicine, Inc. (a)(b)	2,003	38,097
Eiger Biopharmaceuticals, Inc. (a)	982	8,151
Eliem Therapeutics, Inc.	191	1,602
Emergent BioSolutions, Inc. (a)	1,386	56,909
Enanta Pharmaceuticals, Inc. (a)	506	36,017
Epizyme, Inc. (a)	2,896	3,330
Erasca, Inc.	555	4,773
Exelixis, Inc. (a)	9,126	206,886
Fate Therapeutics, Inc. (a)(b)	2,347	90,993
FibroGen, Inc. (a)	2,499	30,038
Foghorn Therapeutics, Inc. (a)	599	9,123
Forma Therapeutics Holdings, Inc. (a)	892	8,296
Fortress Biotech, Inc. (a)	2,100	2,856
Frequency Therapeutics, Inc. (a)	731	1,550
G1 Therapeutics, Inc. (a)(b)	954	7,250
Generation Bio Co. (a)	1,258	9,234
Geron Corp. (a)(b)	9,020	12,267
Global Blood Therapeutics, Inc. (a)	1,700	58,888
GlycoMimetics, Inc. (a)	1,117	1,273
Gossamer Bio, Inc. (a)(b)	1,438	12,482
Graphite Bio, Inc. (b)	419	2,137
Gt Biopharma, Inc. (a)(b)	549	1,581
Halozyme Therapeutics, Inc. (a)	4,071	162,351
Harpoon Therapeutics, Inc. (a)(b)	639	3,176
Heat Biologics, Inc. (a)	768	2,350
Heron Therapeutics, Inc. (a)(b)	2,935	16,788
Homology Medicines, Inc. (a)	1,147	3,487
iBio, Inc. (a)	6,945	2,974
Icosavax, Inc. (a)	358	2,520
Ideaya Biosciences, Inc. (a)	940	10,519
IGM Biosciences, Inc. (a)(b)	211	5,640
Imago BioSciences, Inc.	247	4,760
Immatics NV (a)	864	6,903
Immuneering Corp.	232	1,501
ImmunityBio, Inc. (a)(b)	1,882	10,558
ImmunoGen, Inc. (a)	5,285	25,157
Immunovant, Inc. (a)	1,039	5,725
Inhibrx, Inc. (a)	586	13,056
Inovio Pharmaceuticals, Inc. (a)(b)	6,192	22,229
Inozyme Pharma, Inc. (a)	177	724
Insmed, Inc. (a)	3,432	80,652
Intellia Therapeutics, Inc. (a)	1,995	144,977
Intercept Pharmaceuticals, Inc. (a)(b)	693	11,275
Ionis Pharmaceuticals, Inc. (a)	4,074	150,901
Iovance Biotherapeutics, Inc. (a)	3,956	65,867
Ironwood Pharmaceuticals, Inc. Class A (a)	4,742	59,654
iTeos Therapeutics, Inc. (a)	574	18,471
Iveric Bio, Inc. (a)	3,093	52,055
Janux Therapeutics, Inc. (b)	342	4,904
Jounce Therapeutics, Inc. (a)	835	5,670
Kalvista Pharmaceuticals, Inc. (a)	652	9,610
Karuna Therapeutics, Inc. (a)	638	80,892
Karyopharm Therapeutics, Inc. (a)(b)	1,995	14,703
Keros Therapeutics, Inc. (a)	375	20,393
Kiniksa Pharmaceuticals Ltd. (a)	862	8,568
Kinnate Biopharma, Inc. (a)	498	5,607
Kodiak Sciences, Inc. (a)	974	7,519
Kronos Bio, Inc. (a)(b)	1,170	8,459
Krystal Biotech, Inc. (a)	574	38,194
Kura Oncology, Inc. (a)	1,946	31,292
Kymera Therapeutics, Inc. (a)	1,012	42,828
Ligand Pharmaceuticals, Inc. Class B (a)(b)	475	53,433
Lineage Cell Therapeutics, Inc. (a)	3,625	5,583
Macrogenics, Inc. (a)	1,527	13,453
Madrigal Pharmaceuticals, Inc. (a)	360	35,323
Magenta Therapeutics, Inc. (a)	964	2,796
MannKind Corp. (a)(b)	6,959	25,609
Matinas BioPharma Holdings, Inc. (a)	5,610	4,513
MediciNova, Inc. (a)(b)	1,198	3,199
MEI Pharma, Inc. (a)(b)	2,645	1,594
Mersana Therapeutics, Inc. (a)	1,985	7,920
Mirati Therapeutics, Inc. (a)	1,429	117,492
Mirum Pharmaceuticals, Inc. (a)	460	10,129
Molecular Templates, Inc. (a)	1,196	4,126
Monte Rosa Therapeutics, Inc. (b)	344	4,823
Morphic Holding, Inc. (a)	745	29,912
Mustang Bio, Inc. (a)	1,700	1,717
Myriad Genetics, Inc. (a)	2,314	58,313
Natera, Inc. (a)	2,538	103,246
Neoleukin Therapeutics, Inc. (a)	938	1,763
Neubase Therapeutics, Inc. (a)	497	934
Neurocrine Biosciences, Inc. (a)	2,733	256,219
NextCure, Inc. (a)	420	2,041
Nkarta, Inc. (a)(b)	358	4,074
Nurix Therapeutics, Inc. (a)	1,147	16,069
Nuvalent, Inc. Class A (a)(b)	270	3,750
Olema Pharmaceuticals, Inc. (a)	839	3,574
Omega Therapeutics, Inc. (a)	219	1,367
Oncorus, Inc. (a)(b)	276	491
Opko Health, Inc. (a)	11,863	40,809
ORIC Pharmaceuticals, Inc. (a)	907	4,843
Ovid Therapeutics, Inc. (a)	1,148	3,605
Oyster Point Pharma, Inc. (a)(b)	374	4,353
Palatin Technologies, Inc. (a)	5,190	2,388
Passage Bio, Inc. (a)	1,095	3,395
PDL BioPharma, Inc. (a)(c)	2,200	5,434
PMV Pharmaceuticals, Inc. (a)	778	16,198
Poseida Therapeutics, Inc. (a)	949	4,252
Praxis Precision Medicines, Inc. (a)	1,003	10,241
Precigen, Inc. (a)(b)	2,696	5,689
Precision BioSciences, Inc. (a)	1,520	4,682
Prelude Therapeutics, Inc. (a)	341	2,353
Protagonist Therapeutics, Inc. (a)	1,314	31,116
Prothena Corp. PLC (a)	1,042	38,106
PTC Therapeutics, Inc. (a)	2,041	76,150
Puma Biotechnology, Inc. (a)	1,133	3,263
Radius Health, Inc. (a)(b)	1,432	12,645
RAPT Therapeutics, Inc. (a)	560	12,314
REGENXBIO, Inc. (a)	1,051	34,883
Relay Therapeutics, Inc. (a)	2,227	66,654
Repligen Corp. (a)	1,481	278,561
Replimune Group, Inc. (a)	844	14,331
Revolution Medicines, Inc. (a)	1,818	46,377
Rhythm Pharmaceuticals, Inc. (a)	1,146	13,202
Rigel Pharmaceuticals, Inc. (a)	5,117	15,300
Rocket Pharmaceuticals, Inc. (a)(b)	1,333	21,141
Rubius Therapeutics, Inc. (a)(b)	1,083	5,967
Sage Therapeutics, Inc. (a)	1,514	50,113
Sangamo Therapeutics, Inc. (a)	3,417	19,853
Sarepta Therapeutics, Inc. (a)	2,508	195,925
Scholar Rock Holding Corp. (a)(b)	802	10,338
Selecta Biosciences, Inc. (a)	2,901	3,568
Seres Therapeutics, Inc. (a)	1,822	12,973
Sesen Bio, Inc. (a)	4,775	2,878
Shattuck Labs, Inc. (a)	803	3,421
Silverback Therapeutics, Inc. (a)	787	2,762
Societal Cdmo, Inc. (a)	1,492	2,686
Sorrento Therapeutics, Inc. (a)(b)	8,547	19,915
Spectrum Pharmaceuticals, Inc. (a)	4,619	5,959
Spero Therapeutics, Inc. (a)(b)	762	6,629
Springworks Therapeutics, Inc. (a)	760	42,894
Spruce Biosciences, Inc. (a)	188	378
SQZ Biotechnologies Co. (a)(b)	564	2,713
Stoke Therapeutics, Inc. (a)	583	12,272
Sutro Biopharma, Inc. (a)	1,229	10,102
Syndax Pharmaceuticals, Inc. (a)(b)	1,226	21,308
Syros Pharmaceuticals, Inc. (a)	1,656	1,971
T2 Biosystems, Inc. (a)(b)	4,591	2,406
Talaris Therapeutics, Inc. (a)	265	2,608
Taysha Gene Therapies, Inc. (a)	657	4,284
TCR2 Therapeutics, Inc. (a)	771	2,128
Tenaya Therapeutics, Inc. (a)	369	4,347
TG Therapeutics, Inc. (a)	3,856	36,671
Travere Therapeutics, Inc. (a)	1,462	37,676
Trevena, Inc. (a)	4,708	2,589
Turning Point Therapeutics, Inc. (a)	1,433	38,476
Twist Bioscience Corp. (a)	1,427	70,465
Ultragenyx Pharmaceutical, Inc. (a)	1,969	142,989
uniQure B.V. (a)	1,028	18,576
United Therapeutics Corp. (a)	1,297	232,695
UNITY Biotechnology, Inc. (a)	783	877
Vanda Pharmaceuticals, Inc. (a)	1,574	17,802
Vaxart, Inc. (a)(b)	3,507	17,675
Vaxcyte, Inc. (a)(b)	899	21,711
VBI Vaccines, Inc. (a)	6,617	10,984
Veracyte, Inc. (a)(b)	2,065	56,932
Verastem, Inc. (a)	5,488	7,738
Vericel Corp. (a)	1,325	50,642
Verve Therapeutics, Inc.	408	9,311
Viking Therapeutics, Inc. (a)	1,892	5,676
Vir Biotechnology, Inc. (a)	2,113	54,346
Vor Biopharma, Inc. (a)	314	1,897
Voyager Therapeutics, Inc. (a)	591	4,503
Xbiotech, Inc.	377	3,257
Xencor, Inc. (a)	1,714	45,730
Y-mAbs Therapeutics, Inc. (a)	986	11,714
Zentalis Pharmaceuticals, Inc. (a)	1,078	49,739
		6,820,277
Health Care Equipment & Supplies - 2.3%
Accelerate Diagnostics, Inc. (a)(b)	890	1,282
Accuray, Inc. (a)	2,526	8,361
Acutus Medical, Inc. (a)	717	997
Alphatec Holdings, Inc. (a)	1,897	21,816
Angiodynamics, Inc. (a)	1,086	23,392
Artivion, Inc. (a)	1,094	23,390
Aspira Women's Health, Inc. (a)	1,887	1,962
Atricure, Inc. (a)	1,325	87,013
Atrion Corp.	40	28,520
Avanos Medical, Inc. (a)	1,395	46,733
AxoGen, Inc. (a)	1,226	9,734
Axonics Modulation Technologies, Inc. (a)	1,341	83,947
BioLife Solutions, Inc. (a)	819	18,616
BioSig Technologies, Inc. (a)(b)	661	760
Bioventus, Inc. (a)	584	8,234
Cardiovascular Systems, Inc. (a)	1,187	26,826
Cerus Corp. (a)	4,860	26,681
Co.-Diagnostics, Inc. (a)	745	4,604
CONMED Corp.	840	124,782
CryoPort, Inc. (a)	1,352	47,198
Cutera, Inc. (a)	487	33,603
CVRx, Inc.	225	1,348
CytoSorbents Corp. (a)	1,136	3,624
Dentsply Sirona, Inc.	6,274	308,806
Eargo, Inc. (a)(b)	558	2,952
Envista Holdings Corp. (a)	4,636	225,820
Figs, Inc. Class A (a)(b)	1,032	22,209
Glaukos Corp. (a)	1,349	77,999
Globus Medical, Inc. (a)	2,278	168,071
Haemonetics Corp. (a)	1,476	93,313
Heska Corp. (a)	311	43,005
ICU Medical, Inc. (a)	574	127,795
Inari Medical, Inc. (a)	935	84,748
Inogen, Inc. (a)	567	18,382
Integer Holdings Corp. (a)	950	76,542
Integra LifeSciences Holdings Corp. (a)	2,092	134,432
Intersect ENT, Inc. (a)	901	25,237
Invacare Corp. (a)	959	1,352
iRhythm Technologies, Inc. (a)	847	133,377
Lantheus Holdings, Inc. (a)	1,948	107,744
LeMaitre Vascular, Inc.	546	25,373
LivaNova PLC (a)	1,528	125,036
Meridian Bioscience, Inc. (a)	1,224	31,775
Merit Medical Systems, Inc. (a)	1,465	97,452
Mesa Laboratories, Inc.	152	38,742
Natus Medical, Inc. (a)	951	24,992
Neogen Corp. (a)	3,107	95,820
Nevro Corp. (a)	1,008	72,909
NuVasive, Inc. (a)	1,491	84,540
OraSure Technologies, Inc. (a)	2,030	13,763
Ortho Clinical Diagnostics Holdings PLC (a)	3,219	60,067
Orthofix International NV (a)	541	17,691
OrthoPediatrics Corp. (a)(b)	405	21,866
Outset Medical, Inc. (a)	1,198	54,389
Penumbra, Inc. (a)	1,013	225,018
Pulmonx Corp. (a)	988	24,512
Pulse Biosciences, Inc. (a)(b)	382	1,857
Quidel Corp. (a)	1,094	123,031
Quotient Ltd. (a)	2,604	3,125
Repro Medical Systems, Inc. (a)	1,215	3,475
Retractable Technologies, Inc. (a)(b)	645	3,064
Seaspine Holdings Corp. (a)	935	11,370
Shockwave Medical, Inc. (a)	1,017	210,885
SI-BONE, Inc. (a)	757	17,108
Sientra, Inc. (a)(b)	1,579	3,505
Sight Sciences, Inc.	297	3,433
Silk Road Medical, Inc. (a)	1,019	42,075
SmileDirectClub, Inc. (a)(b)	3,226	8,355
Staar Surgical Co. (a)	1,379	110,196
Surgalign Holdings, Inc. (a)	4,599	1,399
SurModics, Inc. (a)	392	17,769
Tactile Systems Technology, Inc. (a)	609	12,277
Talis Biomedical Corp. (a)	457	644
Tandem Diabetes Care, Inc. (a)	1,828	212,578
TransMedics Group, Inc. (a)	831	22,387
Vapotherm, Inc. (a)(b)	693	9,633
Varex Imaging Corp. (a)(b)	1,102	23,462
ViewRay, Inc. (a)	3,878	15,202
Zynex, Inc.	654	4,074
		4,160,056
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)	4,930	54,624
Acadia Healthcare Co., Inc. (a)	2,588	169,592
Accolade, Inc. (a)	1,655	29,062
AdaptHealth Corp. (a)	2,733	43,810
Addus HomeCare Corp. (a)	466	43,473
Amedisys, Inc. (a)	942	162,297
AMN Healthcare Services, Inc. (a)	1,359	141,784
Apollo Medical Holdings, Inc. (a)(b)	1,091	52,881
Brookdale Senior Living, Inc. (a)	5,282	37,238
Castle Biosciences, Inc. (a)	674	30,236
Chemed Corp.	443	224,402
Community Health Systems, Inc. (a)	3,611	42,863
Corvel Corp. (a)	274	46,153
Covetrus, Inc. (a)	2,994	50,269
Cross Country Healthcare, Inc. (a)	1,032	22,363
DaVita HealthCare Partners, Inc. (a)	1,872	211,742
Encompass Health Corp.	2,860	203,375
Fulgent Genetics, Inc. (a)	558	34,825
Hanger, Inc. (a)	1,031	18,898
HealthEquity, Inc. (a)	2,401	161,923
Henry Schein, Inc. (a)	3,977	346,755
InfuSystems Holdings, Inc. (a)	498	4,880
Invitae Corp. (a)(b)	6,046	48,187
LHC Group, Inc. (a)	916	154,438
MEDNAX, Inc. (a)	2,487	58,395
Modivcare, Inc. (a)	353	40,733
Molina Healthcare, Inc. (a)	1,678	559,764
National Healthcare Corp.	395	27,741
National Research Corp. Class A	406	16,098
Ontrak, Inc. (a)(b)	233	528
Option Care Health, Inc. (a)	3,988	113,897
Owens & Minor, Inc.	2,173	95,655
Patterson Companies, Inc.	2,487	80,504
Pennant Group, Inc. (a)	752	14,010
PetIQ, Inc. Class A (a)	759	18,520
Premier, Inc.	3,501	124,601
Progyny, Inc. (a)	2,019	103,777
R1 RCM, Inc. (a)	3,832	102,544
RadNet, Inc. (a)	1,240	27,739
Select Medical Holdings Corp.	3,064	73,505
Surgery Partners, Inc. (a)	1,028	56,591
Tenet Healthcare Corp. (a)	3,080	264,757
The Ensign Group, Inc.	1,514	136,275
The Joint Corp. (a)	428	15,147
Tivity Health, Inc. (a)	1,273	40,952
U.S. Physical Therapy, Inc.	376	37,393
Universal Health Services, Inc. Class B	2,099	304,250
		4,649,446
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	3,521	79,293
American Well Corp. (a)	5,593	23,547
Certara, Inc. (a)	3,000	64,440
Change Healthcare, Inc. (a)	7,256	158,181
Computer Programs & Systems, Inc. (a)	400	13,780
Doximity, Inc.	1,407	73,291
Evolent Health, Inc. (a)	2,350	75,905
GoodRx Holdings, Inc. (a)(b)	1,854	35,838
Health Catalyst, Inc. (a)	1,550	40,502
HealthStream, Inc. (a)	694	13,824
iCAD, Inc. (a)	651	2,903
Inspire Medical Systems, Inc. (a)	788	202,272
Nextgen Healthcare, Inc. (a)	1,607	33,602
Omnicell, Inc. (a)	1,266	163,934
OptimizeRx Corp. (a)	509	19,194
Phreesia, Inc. (a)	1,451	38,248
Schrodinger, Inc. (a)	1,342	45,789
Simulations Plus, Inc. (b)	443	22,584
Tabula Rasa HealthCare, Inc. (a)	683	3,934
		1,111,061
Life Sciences Tools & Services - 0.6%
Adaptive Biotechnologies Corp. (a)	3,108	43,139
Alpha Teknova, Inc.	179	2,472
Bruker Corp.	2,933	188,592
ChromaDex, Inc. (a)(b)	1,535	3,776
Codexis, Inc. (a)	1,662	34,270
Fluidigm Corp. (a)(b)	2,172	7,797
Frontage Holdings Corp. (a)(d)	20,000	7,275
Maravai LifeSciences Holdings, Inc. (a)	3,146	110,959
Medpace Holdings, Inc. (a)	829	135,616
Nanostring Technologies, Inc. (a)	1,321	45,905
NeoGenomics, Inc. (a)	3,563	43,290
Pacific Biosciences of California, Inc. (a)(b)	6,394	58,185
Personalis, Inc. (a)	1,027	8,411
Quanterix Corp. (a)	965	28,168
Seer, Inc. (a)	1,010	15,392
Sotera Health Co. (a)	2,847	61,666
Syneos Health, Inc. (a)	2,980	241,231
		1,036,144
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc. (a)	3,182	908
Aerie Pharmaceuticals, Inc. (a)(b)	1,387	12,622
Agile Therapeutics, Inc. (a)	2,000	419
Amneal Pharmaceuticals, Inc. (a)	2,828	11,793
Amphastar Pharmaceuticals, Inc. (a)	1,032	37,049
Ampio Pharmaceuticals, Inc. (a)(b)	5,021	2,360
ANI Pharmaceuticals, Inc. (a)	308	8,658
Antares Pharma, Inc. (a)	4,992	20,467
Aquestive Therapeutics, Inc. (a)(b)	938	2,448
Arvinas Holding Co. LLC (a)	1,248	83,990
Athira Pharma, Inc. (a)	945	12,758
Axsome Therapeutics, Inc. (a)(b)	864	35,761
Aytu BioScience, Inc. (a)	628	678
Cara Therapeutics, Inc. (a)	1,281	15,564
Collegium Pharmaceutical, Inc. (a)	987	20,095
Corcept Therapeutics, Inc. (a)(b)	2,753	61,998
CorMedix, Inc. (a)	1,264	6,927
CymaBay Therapeutics, Inc. (a)	1,999	6,217
Durect Corp. (a)	6,329	4,240
Endo International PLC (a)	6,569	15,174
Esperion Therapeutics, Inc. (a)(b)	1,764	8,185
Evofem Biosciences, Inc. (a)(b)	2,638	897
Evolus, Inc. (a)(b)	927	10,401
Fulcrum Therapeutics, Inc. (a)	813	19,227
Innoviva, Inc. (a)	1,822	35,256
Intra-Cellular Therapies, Inc. (a)	2,135	130,641
Jazz Pharmaceuticals PLC (a)	1,768	275,225
Kala Pharmaceuticals, Inc. (a)(b)	1,083	1,495
Lannett Co., Inc. (a)(b)	1,066	840
Liquidia Technologies, Inc. (a)	1,173	8,422
Marinus Pharmaceuticals, Inc. (a)	971	9,079
Nektar Therapeutics (a)	5,232	28,200
NGM Biopharmaceuticals, Inc. (a)	1,068	16,287
Ocular Therapeutix, Inc. (a)	2,305	11,410
Omeros Corp. (a)(b)	1,850	11,119
OptiNose, Inc. (a)(b)	1,099	2,715
Pacira Biosciences, Inc. (a)	1,286	98,148
Paratek Pharmaceuticals, Inc. (a)(b)	1,327	3,941
Perrigo Co. PLC	3,851	147,994
Phathom Pharmaceuticals, Inc. (a)	488	6,642
Phibro Animal Health Corp. Class A	557	11,112
Pliant Therapeutics, Inc. (a)	637	4,465
Prestige Brands Holdings, Inc. (a)	1,447	76,604
Provention Bio, Inc. (a)(b)	1,535	11,236
Rani Therapeutics Holdings, Inc. (b)	195	2,633
Reata Pharmaceuticals, Inc. (a)(b)	761	24,930
Relmada Therapeutics, Inc. (a)	707	19,082
Revance Therapeutics, Inc. (a)	1,859	36,251
Royalty Pharma PLC	10,252	399,418
SIGA Technologies, Inc. (a)	1,080	7,657
Supernus Pharmaceuticals, Inc. (a)	1,544	49,902
Tarsus Pharmaceuticals, Inc. (a)	175	2,944
TherapeuticsMD, Inc. (a)	10,214	3,881
Theravance Biopharma, Inc. (a)	1,574	15,047
Tricida, Inc. (a)(b)	790	6,494
Vyne Therapeutics, Inc. (a)(b)	1,364	887
WAVE Life Sciences (a)	1,552	3,104
Xeris Biopharma Holdings, Inc. (a)(b)	3,142	8,044
Xeris Biopharma Holdings, Inc. rights (a)(c)	1,262	229
Zynerba Pharmaceuticals, Inc. (a)(b)	1,046	2,144
		1,872,314
TOTAL HEALTH CARE		19,649,298
INDUSTRIALS - 15.8%
Aerospace & Defense - 1.6%
AAR Corp. (a)	941	45,573
Aerojet Rocketdyne Holdings, Inc.	2,159	84,957
AeroVironment, Inc. (a)	652	61,379
Astronics Corp. (a)	694	8,973
Axon Enterprise, Inc. (a)	1,890	260,310
BWX Technologies, Inc.	2,662	143,375
Byrna Technologies, Inc. (a)(b)	453	3,701
Curtiss-Wright Corp.	1,126	169,080
Ducommun, Inc. (a)	316	16,555
Hexcel Corp.	2,421	143,977
Howmet Aerospace, Inc.	11,053	397,245
Huntington Ingalls Industries, Inc.	1,153	229,954
Kaman Corp.	776	33,740
Kratos Defense & Security Solutions, Inc. (a)	3,622	74,179
Maxar Technologies, Inc.	2,107	83,142
Mercury Systems, Inc. (a)	1,639	105,634
Moog, Inc. Class A	857	75,245
National Presto Industries, Inc.	132	10,157
Park Aerospace Corp.	493	6,434
Parsons Corp. (a)	749	28,986
Spirit AeroSystems Holdings, Inc. Class A	3,022	147,746
Textron, Inc.	6,340	471,569
Triumph Group, Inc. (a)	1,874	47,375
Vectrus, Inc. (a)	328	11,762
Virgin Galactic Holdings, Inc. (a)(b)	5,084	50,230
Woodward, Inc.	1,816	226,837
		2,938,115
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	1,656	55,393
Atlas Air Worldwide Holdings, Inc. (a)	777	67,109
C.H. Robinson Worldwide, Inc.	3,736	402,405
Forward Air Corp.	780	76,268
GXO Logistics, Inc. (a)	2,835	202,249
Hub Group, Inc. Class A (a)	982	75,820
		879,244
Airlines - 0.5%
Alaska Air Group, Inc. (a)	3,606	209,184
Allegiant Travel Co. (a)	438	71,127
American Airlines Group, Inc. (a)(b)	18,628	339,961
Hawaiian Holdings, Inc. (a)	1,423	28,033
JetBlue Airways Corp. (a)	9,125	136,419
Mesa Air Group, Inc. (a)	944	4,154
SkyWest, Inc. (a)	1,428	41,198
Spirit Airlines, Inc. (a)	3,127	68,387
		898,463
Building Products - 1.8%
A.O. Smith Corp.	3,826	244,443
AAON, Inc.	1,215	67,712
Advanced Drain Systems, Inc.	1,621	192,591
Allegion PLC	2,572	282,354
Alpha PRO Tech Ltd. (a)	301	1,264
American Woodmark Corp. (a)	463	22,664
Apogee Enterprises, Inc.	711	33,744
Armstrong World Industries, Inc.	1,360	122,414
Builders FirstSource, Inc. (a)	5,507	355,422
Carlisle Companies, Inc.	1,499	368,634
Cornerstone Building Brands, Inc. (a)	1,498	36,431
CSW Industrials, Inc.	458	53,856
Gibraltar Industries, Inc. (a)	952	40,888
Griffon Corp.	1,366	27,361
Insteel Industries, Inc.	542	20,049
Jeld-Wen Holding, Inc. (a)	2,655	53,843
Lennox International, Inc.	966	249,093
Masonite International Corp. (a)	689	61,280
Owens Corning	2,886	264,069
PGT Innovations, Inc. (a)	1,682	30,242
Quanex Building Products Corp.	930	19,521
Resideo Technologies, Inc. (a)	4,173	99,443
Simpson Manufacturing Co. Ltd.	1,254	136,736
The AZEK Co., Inc. (a)	3,228	80,184
Trex Co., Inc. (a)	3,315	216,569
UFP Industries, Inc.	1,786	137,808
Zurn Water Solutions Corp.	3,483	123,298
		3,341,913
Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	1,947	89,640
ACCO Brands Corp.	2,664	21,312
ADT, Inc.	4,109	31,187
Brady Corp. Class A	1,413	65,380
BrightView Holdings, Inc. (a)	1,423	19,367
Casella Waste Systems, Inc. Class A (a)	1,457	127,706
Cimpress PLC (a)	558	35,483
Clean Harbors, Inc. (a)	1,444	161,208
CoreCivic, Inc. (a)	3,379	37,743
Deluxe Corp.	1,208	36,530
Driven Brands Holdings, Inc. (a)	1,568	41,207
Ennis, Inc.	710	13,114
Harsco Corp. (a)	2,226	27,246
Healthcare Services Group, Inc. (b)	2,116	39,294
HNI Corp.	1,262	46,757
IAA, Inc. (a)	3,884	148,563
Interface, Inc.	1,655	22,458
KAR Auction Services, Inc. (a)	3,530	63,717
Kimball International, Inc. Class B	986	8,332
Matthews International Corp. Class A	882	28,542
Millerknoll, Inc.	2,189	75,652
Montrose Environmental Group, Inc. (a)	750	39,698
MSA Safety, Inc.	1,058	140,397
Pitney Bowes, Inc.	4,727	24,580
Rollins, Inc.	6,521	228,561
SP Plus Corp. (a)	690	21,638
Steelcase, Inc. Class A	2,472	29,540
Stericycle, Inc. (a)	2,639	155,490
Team, Inc. (a)	810	1,790
Tetra Tech, Inc.	1,560	257,306
The Brink's Co.	1,414	96,152
The GEO Group, Inc. (a)(b)	3,391	22,415
U.S. Ecology, Inc. (a)	876	41,943
UniFirst Corp.	441	81,267
Viad Corp. (a)	584	20,814
		2,302,029
Construction & Engineering - 1.4%
AECOM	4,139	317,917
Ameresco, Inc. Class A (a)	881	70,040
API Group Corp. (a)	5,693	119,724
Arcosa, Inc.	1,406	80,494
Argan, Inc.	426	17,291
Comfort Systems U.S.A., Inc.	1,043	92,837
Construction Partners, Inc. Class A (a)	1,033	27,044
Dycom Industries, Inc. (a)	869	82,781
EMCOR Group, Inc.	1,537	173,112
Fluor Corp. (a)	4,071	116,797
Granite Construction, Inc.	1,287	42,214
Great Lakes Dredge & Dock Corp. (a)	1,853	25,998
IES Holdings, Inc. (a)	251	10,090
INNOVATE Corp. (a)	1,247	4,601
MasTec, Inc. (a)	1,651	143,802
Matrix Service Co. (a)	770	6,329
MDU Resources Group, Inc.	5,861	156,196
MYR Group, Inc. (a)	479	45,045
NV5 Global, Inc. (a)	347	46,255
Primoris Services Corp.	1,562	37,207
Quanta Services, Inc.	4,098	539,338
Sterling Construction Co., Inc. (a)	808	21,654
Tutor Perini Corp. (a)	1,181	12,755
Valmont Industries, Inc.	613	146,262
Willscot Mobile Mini Holdings (a)	6,414	250,980
		2,586,763
Electrical Equipment - 1.2%
Acuity Brands, Inc.	1,004	190,057
American Superconductor Corp. (a)(b)	721	5,487
Array Technologies, Inc. (a)	3,365	37,924
Atkore, Inc. (a)	1,329	130,827
AZZ, Inc.	703	33,913
Blink Charging Co. (a)(b)	1,084	28,683
Bloom Energy Corp. Class A (a)(b)	4,289	103,579
Encore Wire Corp.	586	66,845
Energous Corp. (a)(b)	2,363	2,836
EnerSys	1,212	90,379
FuelCell Energy, Inc. (a)(b)	10,670	61,459
GrafTech International Ltd.	5,770	55,507
Hubbell, Inc. Class B	1,562	287,049
nVent Electric PLC	4,837	168,231
Orion Energy Systems, Inc. (a)	649	1,817
Powell Industries, Inc.	261	5,069
Regal Rexnord Corp.	1,947	289,675
Sensata Technologies, Inc. PLC (a)	4,557	231,723
Shoals Technologies Group, Inc. (a)(b)	3,017	51,410
Sunrun, Inc. (a)(b)	5,968	181,248
Thermon Group Holdings, Inc. (a)	981	15,892
TPI Composites, Inc. (a)	1,117	15,705
Vertiv Holdings Co.	8,708	121,912
Vicor Corp. (a)	614	43,318
		2,220,545
Machinery - 3.4%
AGCO Corp.	1,765	257,743
Alamo Group, Inc.	281	40,405
Albany International Corp. Class A	930	78,418
Allison Transmission Holdings, Inc.	2,993	117,505
Altra Industrial Motion Corp.	1,876	73,033
Astec Industries, Inc.	666	28,638
Barnes Group, Inc.	1,340	53,855
Blue Bird Corp. (a)	442	8,318
Chart Industries, Inc. (a)	1,028	176,580
CIRCOR International, Inc. (a)	580	15,440
Colfax Corp. (a)	3,861	153,629
Columbus McKinnon Corp. (NY Shares)	831	35,234
Crane Co.	1,432	155,057
Donaldson Co., Inc.	3,556	184,663
Douglas Dynamics, Inc.	633	21,895
Energy Recovery, Inc. (a)	1,125	22,658
Enerpac Tool Group Corp. Class A	1,706	37,344
EnPro Industries, Inc.	592	57,856
ESCO Technologies, Inc.	756	52,860
Evoqua Water Technologies Corp. (a)	3,456	162,363
Federal Signal Corp.	1,775	59,906
Flowserve Corp.	3,729	133,871
Franklin Electric Co., Inc.	1,124	93,337
Gorman-Rupp Co.	634	22,748
Graco, Inc.	4,886	340,652
Helios Technologies, Inc.	937	75,194
Hillenbrand, Inc.	2,105	92,978
Hydrofarm Holdings Group, Inc. (a)(b)	1,025	15,529
Hyster-Yale Materials Handling Class A	270	8,967
ITT, Inc.	2,459	184,941
John Bean Technologies Corp.	915	108,400
Kadant, Inc.	335	65,054
Kennametal, Inc.	2,409	68,921
Lincoln Electric Holdings, Inc.	1,688	232,623
Lindsay Corp.	318	49,929
Manitowoc Co., Inc. (a)	988	14,899
Meritor, Inc. (a)	2,034	72,349
Middleby Corp. (a)	1,593	261,156
Miller Industries, Inc.	314	8,842
Mueller Industries, Inc.	1,655	89,651
Mueller Water Products, Inc. Class A	4,545	58,721
Nikola Corp. (a)(b)	6,017	64,442
NN, Inc. (a)	1,240	3,571
Nordson Corp.	1,550	351,974
Omega Flex, Inc.	82	10,649
Oshkosh Corp.	1,971	198,381
Pentair PLC	4,754	257,714
Proto Labs, Inc. (a)	787	41,632
RBC Bearings, Inc. (a)	832	161,308
REV Group, Inc. (b)	941	12,609
Shyft Group, Inc. (The)	936	33,799
Snap-On, Inc.	1,543	317,056
SPX Corp. (a)	1,319	65,172
SPX Flow, Inc.	1,193	102,860
Standex International Corp.	340	33,973
Tennant Co.	539	42,473
Terex Corp.	2,014	71,819
The Greenbrier Companies, Inc.	949	48,883
Timken Co.	1,990	120,793
Toro Co.	3,055	261,172
Trinity Industries, Inc.	2,334	80,196
Wabash National Corp.	1,407	20,880
Watts Water Technologies, Inc. Class A	794	110,834
Welbilt, Inc. (a)	3,621	85,999
		6,290,351
Marine - 0.2%
Genco Shipping & Trading Ltd.	1,034	24,423
Kirby Corp. (a)	1,722	124,311
Matson, Inc.	1,208	145,709
		294,443
Professional Services - 1.7%
Acacia Research Corp. (a)	1,483	6,688
ASGN, Inc. (a)	1,500	175,065
Barrett Business Services, Inc.	205	15,881
Booz Allen Hamilton Holding Corp. Class A	3,849	338,096
CACI International, Inc. Class A (a)	671	202,145
CBIZ, Inc. (a)	1,511	63,417
CRA International, Inc.	221	18,621
Dun & Bradstreet Holdings, Inc. (a)	4,340	76,037
Exponent, Inc.	1,509	163,047
First Advantage Corp.	1,163	23,481
Forrester Research, Inc. (a)	311	17,547
Franklin Covey Co. (a)	352	15,917
FTI Consulting, Inc. (a)	985	154,862
Heidrick & Struggles International, Inc.	550	21,769
Huron Consulting Group, Inc. (a)	622	28,494
ICF International, Inc.	497	46,788
Insperity, Inc.	1,031	103,533
KBR, Inc.	4,029	220,507
Kelly Services, Inc. Class A (non-vtg.)	1,064	23,078
Kforce, Inc.	585	43,272
Korn Ferry	1,575	102,281
Manpower, Inc.	1,560	146,515
ManTech International Corp. Class A	795	68,521
Nielsen Holdings PLC	10,332	281,444
Resources Connection, Inc.	876	15,015
Robert Half International, Inc.	3,195	364,805
Science Applications International Corp.	1,655	152,541
TriNet Group, Inc. (a)	1,161	114,196
TrueBlue, Inc. (a)	1,004	29,006
Upwork, Inc. (a)	3,479	80,852
Willdan Group, Inc. (a)	314	9,637
		3,123,058
Road & Rail - 1.1%
AMERCO	282	168,337
ArcBest Corp.	744	59,892
Avis Budget Group, Inc. (a)	1,151	303,058
Covenant Transport Group, Inc. Class A	299	6,437
Daseke, Inc. (a)	1,659	16,706
Heartland Express, Inc.	1,349	18,980
J.B. Hunt Transport Services, Inc.	2,415	484,908
Knight-Swift Transportation Holdings, Inc. Class A	4,768	240,593
Landstar System, Inc.	1,100	165,913
Marten Transport Ltd.	1,677	29,784
Ryder System, Inc. (b)	1,543	122,406
Saia, Inc. (a)	759	185,059
Schneider National, Inc. Class B	972	24,786
U.S. Xpress Enterprises, Inc. (a)(b)	594	2,305
Werner Enterprises, Inc.	1,757	72,037
XPO Logistics, Inc. (a)	2,840	206,752
Yellow Corp. (a)	952	6,674
		2,114,627
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	3,082	137,611
Applied Industrial Technologies, Inc.	1,107	113,645
Beacon Roofing Supply, Inc. (a)	1,600	94,848
BlueLinx Corp. (a)	273	19,623
Boise Cascade Co.	1,132	78,640
Core & Main, Inc. (b)	1,040	25,158
DXP Enterprises, Inc. (a)	477	12,922
GATX Corp.	1,016	125,303
Global Industrial Co.	477	15,374
GMS, Inc. (a)	1,251	62,262
H&E Equipment Services, Inc.	891	38,776
Herc Holdings, Inc.	716	119,636
McGrath RentCorp.	702	59,656
MRC Global, Inc. (a)	1,767	21,045
MSC Industrial Direct Co., Inc. Class A (b)	1,344	114,522
NOW, Inc. (a)	3,125	34,469
Rush Enterprises, Inc. Class A	1,243	63,281
SiteOne Landscape Supply, Inc. (a)	1,290	208,580
Textainer Group Holdings Ltd.	1,256	47,816
Titan Machinery, Inc. (a)	562	15,882
Triton International Ltd.	1,919	134,675
Univar Solutions, Inc. (a)	4,916	158,000
Veritiv Corp. (a)	390	52,100
Watsco, Inc.	952	290,017
WESCO International, Inc. (a)	1,279	166,449
		2,210,290
TOTAL INDUSTRIALS		29,199,841
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 0.8%
ADTRAN, Inc.	1,365	25,184
Applied Optoelectronics, Inc. (a)	682	2,489
CalAmp Corp. (a)	1,040	7,602
Calix, Inc. (a)	1,584	67,969
Casa Systems, Inc. (a)	1,009	4,561
Ciena Corp. (a)	4,452	269,925
Clearfield, Inc. (a)	338	22,044
CommScope Holding Co., Inc. (a)	5,897	46,468
Comtech Telecommunications Corp.	712	11,171
Digi International, Inc. (a)	984	21,176
Extreme Networks, Inc. (a)	3,762	45,934
Harmonic, Inc. (a)	2,864	26,607
Infinera Corp. (a)	6,090	52,800
Inseego Corp. (a)	2,300	9,315
Juniper Networks, Inc.	9,323	346,443
Lumentum Holdings, Inc. (a)	2,080	203,008
NETGEAR, Inc. (a)	829	20,460
NetScout Systems, Inc. (a)	2,117	67,913
Ondas Holdings, Inc. (a)(b)	880	6,424
Plantronics, Inc. (a)	1,197	47,162
Ribbon Communications, Inc. (a)	3,375	10,429
ViaSat, Inc. (a)	2,116	103,261
Viavi Solutions, Inc. (a)	6,827	109,778
		1,528,123
Electronic Equipment & Components - 1.8%
908 Devices, Inc. (a)(b)	391	7,433
Advanced Energy Industries, Inc.	1,093	94,085
Airgain, Inc. (a)	315	2,388
Akoustis Technologies, Inc. (a)(b)	1,451	9,432
Arlo Technologies, Inc. (a)	2,378	21,069
Arrow Electronics, Inc. (a)	1,997	236,904
Avnet, Inc.	2,840	115,276
Badger Meter, Inc.	845	84,255
Belden, Inc.	1,293	71,632
Benchmark Electronics, Inc.	982	24,589
Coherent, Inc. (a)	693	189,438
CTS Corp.	913	32,265
ePlus, Inc. (a)	791	44,343
Fabrinet (a)	1,066	112,069
FARO Technologies, Inc. (a)	521	27,050
II-VI, Inc. (a)(b)	3,061	221,892
Insight Enterprises, Inc. (a)	1,002	107,535
Intellicheck, Inc. (a)(b)	448	1,142
IPG Photonics Corp. (a)	1,028	112,833
Itron, Inc. (a)	1,310	69,011
Jabil, Inc.	4,127	254,760
Kimball Electronics, Inc. (a)	682	13,633
Knowles Corp. (a)	2,629	56,602
Littelfuse, Inc.	711	177,331
Luna Innovations, Inc. (a)	1,044	8,049
Methode Electronics, Inc. Class A	1,104	47,748
MicroVision, Inc. (a)(b)	4,922	22,986
Napco Security Technologies, Inc.	817	16,765
National Instruments Corp.	3,799	154,201
nLIGHT, Inc. (a)	1,232	21,363
Novanta, Inc. (a)	1,027	146,132
OSI Systems, Inc. (a)	470	40,006
Par Technology Corp. (a)(b)	745	30,053
PC Connection, Inc.	310	16,241
Plexus Corp. (a)	820	67,084
Rogers Corp. (a)	536	145,631
Sanmina Corp. (a)	1,859	75,141
ScanSource, Inc. (a)	717	24,944
TD SYNNEX Corp.	1,188	122,613
TTM Technologies, Inc. (a)	2,950	43,719
Vishay Intertechnology, Inc.	3,836	75,186
Vishay Precision Group, Inc. (a)	372	11,960
Vontier Corp.	4,855	123,268
Wrap Technologies, Inc. (a)(b)	606	1,636
		3,281,693
IT Services - 2.9%
Affirm Holdings, Inc. (a)(b)	4,208	194,746
Amdocs Ltd.	3,626	298,093
BigCommerce Holdings, Inc. (a)	1,694	37,116
Bread Financial Holdings, Inc.	1,429	80,238
Brightcove, Inc. (a)	1,177	9,181
Cantaloupe, Inc. (a)	1,765	11,949
Cass Information Systems, Inc.	325	11,996
Concentrix Corp.	1,233	205,368
Conduent, Inc. (a)	4,576	23,612
CSG Systems International, Inc.	934	59,374
DXC Technology Co. (a)	7,251	236,600
Euronet Worldwide, Inc. (a)	1,518	197,568
EVERTEC, Inc.	1,723	70,522
EVO Payments, Inc. Class A (a)	1,335	30,825
ExlService Holdings, Inc. (a)	958	137,253
Fastly, Inc. Class A (a)	3,098	53,843
Genpact Ltd.	4,958	215,723
Grid Dynamics Holdings, Inc. (a)	1,304	18,360
Hackett Group, Inc.	714	16,465
i3 Verticals, Inc. Class A (a)	632	17,608
International Money Express, Inc. (a)	1,024	21,105
Jack Henry & Associates, Inc.	2,128	419,322
Limelight Networks, Inc. (a)	4,005	20,906
Liveramp Holdings, Inc. (a)	1,971	73,696
Marqeta, Inc. Class A (b)	6,718	74,167
Maximus, Inc.	1,767	132,437
MoneyGram International, Inc. (a)	2,638	27,857
Paymentus Holdings, Inc. (a)(b)	381	8,031
Paysign, Inc. (a)	925	1,822
Perficient, Inc. (a)	950	104,586
Rackspace Technology, Inc. (a)(b)	1,773	19,787
Repay Holdings Corp. (a)	2,124	31,371
Sabre Corp. (a)	9,312	106,436
Sezzle, Inc. unit (a)(b)	2,365	2,323
Shift4 Payments, Inc. (a)(b)	1,362	84,349
Snowflake, Inc. (a)	6,661	1,526,235
SolarWinds, Inc.	1,322	17,596
Squarespace, Inc. Class A (a)(b)	787	20,163
Switch, Inc. Class A	3,795	116,962
TaskUs, Inc.	768	29,537
The Western Union Co.	11,563	216,691
Ttec Holdings, Inc.	537	44,313
Tucows, Inc. (a)	265	18,100
Unisys Corp. (a)	1,959	42,334
Verra Mobility Corp. (a)	3,689	60,057
WEX, Inc. (a)	1,289	230,022
		5,376,645
Semiconductors & Semiconductor Equipment - 2.0%
ACM Research, Inc. (b)	1,053	21,787
Allegro MicroSystems LLC (a)	1,586	45,042
Alpha & Omega Semiconductor Ltd. (a)	595	32,517
Ambarella, Inc. (a)	1,055	110,691
Amkor Technology, Inc.	2,895	62,879
Atomera, Inc. (a)(b)	660	8,620
Axcelis Technologies, Inc. (a)	963	72,735
AXT, Inc. (a)	1,109	7,785
Azenta, Inc.	2,137	177,115
CEVA, Inc. (a)	644	26,179
Cirrus Logic, Inc. (a)	1,642	139,225
CMC Materials, Inc.	816	151,286
Cohu, Inc. (a)	1,416	41,914
CyberOptics Corp. (a)	197	7,994
Diodes, Inc. (a)	1,295	112,652
First Solar, Inc. (a)	2,844	238,157
FormFactor, Inc. (a)	2,258	94,904
Ichor Holdings Ltd. (a)	837	29,814
Impinj, Inc. (a)(b)	534	33,930
Kopin Corp. (a)	2,464	6,234
Kulicke & Soffa Industries, Inc.	1,786	100,052
Lattice Semiconductor Corp. (a)	3,941	240,204
MACOM Technology Solutions Holdings, Inc. (a)	1,389	83,159
MaxLinear, Inc. Class A (a)	2,033	118,626
MKS Instruments, Inc.	1,596	239,400
NeoPhotonics Corp. (a)	1,464	22,267
NVE Corp.	143	7,789
Onto Innovation, Inc. (a)	1,419	123,297
PDF Solutions, Inc. (a)	858	23,912
Photronics, Inc. (a)	1,716	29,121
Pixelworks, Inc. (a)	1,248	3,707
Power Integrations, Inc.	1,739	161,171
Rambus, Inc. (a)	3,145	100,294
Semtech Corp. (a)	1,854	128,556
Silicon Laboratories, Inc. (a)	1,155	173,481
SiTime Corp. (a)	432	107,058
SMART Global Holdings, Inc. (a)	1,324	34,199
SunPower Corp. (a)(b)	2,430	52,196
Synaptics, Inc. (a)	1,129	225,236
Ultra Clean Holdings, Inc. (a)	1,299	55,065
Universal Display Corp.	1,249	208,521
Veeco Instruments, Inc. (a)	1,467	39,888
		3,698,659
Software - 5.5%
8x8, Inc. (a)	3,223	40,578
A10 Networks, Inc.	1,754	24,468
ACI Worldwide, Inc. (a)	3,381	106,468
Agilysys, Inc. (a)	553	22,054
Alarm.com Holdings, Inc. (a)	1,338	88,923
Altair Engineering, Inc. Class A (a)	1,477	95,119
Alteryx, Inc. Class A (a)	1,724	123,318
American Software, Inc. Class A	881	18,360
Anaplan, Inc. (a)	4,208	273,730
AppFolio, Inc. (a)	549	62,152
Appian Corp. Class A (a)(b)	1,150	69,943
Asana, Inc. (a)(b)	2,328	93,050
Aspen Technology, Inc. (a)	1,924	318,172
Avaya Holdings Corp. (a)	2,375	30,091
Benefitfocus, Inc. (a)	843	10,639
Bill.Com Holdings, Inc. (a)	2,624	595,097
Blackbaud, Inc. (a)	1,192	71,365
BlackLine, Inc. (a)	1,539	112,686
Bottomline Technologies, Inc. (a)	1,113	63,085
Box, Inc. Class A (a)	4,349	126,382
C3.Ai, Inc. (a)(b)	2,007	45,559
CDK Global, Inc.	3,388	164,928
Cerence, Inc. (a)(b)	1,100	39,710
ChannelAdvisor Corp. (a)	848	14,051
Clear Secure, Inc. (b)	382	10,268
CommVault Systems, Inc. (a)	1,308	86,786
Confluent, Inc. (b)	1,761	72,201
Consensus Cloud Solutions, Inc. (a)	449	26,998
CoreCard Corp. (a)(b)	199	5,453
Couchbase, Inc. (b)	247	4,303
CS Disco, Inc. (b)	358	12,161
Digimarc Corp. (a)(b)	353	9,309
Digital Turbine, Inc. (a)	2,538	111,190
Dolby Laboratories, Inc. Class A	1,880	147,054
Domo, Inc. Class B (a)	814	41,164
Dropbox, Inc. Class A (a)	8,091	188,116
Duck Creek Technologies, Inc. (a)	2,174	48,089
Dynatrace, Inc. (a)	5,658	266,492
Ebix, Inc. (b)	666	22,078
eGain Communications Corp. (a)	675	7,817
Elastic NV (a)	2,068	183,949
Envestnet, Inc. (a)	1,571	116,945
Everbridge, Inc. (a)	1,112	48,528
Five9, Inc. (a)	1,957	216,053
Guidewire Software, Inc. (a)	2,397	226,804
Intapp, Inc.	308	7,395
InterDigital, Inc.	876	55,889
Jamf Holding Corp. (a)(b)	1,560	54,304
LivePerson, Inc. (a)	1,908	46,593
Mandiant, Inc. (a)	6,915	154,274
Manhattan Associates, Inc. (a)	1,824	253,007
MeridianLink, Inc. (b)	381	6,896
MicroStrategy, Inc. Class A (a)(b)	242	117,689
Mimecast Ltd. (a)	1,769	140,742
Mitek Systems, Inc. (a)	1,275	18,704
Model N, Inc. (a)	929	24,990
Momentive Global, Inc. (a)	3,740	60,812
N-able, Inc. (a)	1,952	17,763
nCino, Inc. (a)(b)	1,647	67,494
NCR Corp. (a)	3,797	152,601
New Relic, Inc. (a)	1,691	113,094
Nutanix, Inc. Class A (a)	6,086	163,227
ON24, Inc. (a)	266	3,498
Onespan, Inc. (a)	1,002	14,469
Pagerduty, Inc. (a)	2,185	74,705
Palantir Technologies, Inc. (a)	46,073	632,582
Paycor HCM, Inc. (b)	883	25,704
Paylocity Holding Corp. (a)	1,141	234,784
Pegasystems, Inc.	1,174	94,683
Ping Identity Holding Corp. (a)(b)	1,689	46,329
Progress Software Corp.	1,256	59,145
PROS Holdings, Inc. (a)	1,137	37,873
Q2 Holdings, Inc. (a)	1,641	101,168
Qualtrics International, Inc. (a)	2,724	77,770
Qualys, Inc. (a)	960	136,714
Rapid7, Inc. (a)	1,623	180,543
SailPoint Technologies Holding, Inc. (a)	2,688	137,572
SecureWorks Corp. (a)	253	3,352
SentinelOne, Inc.	1,208	46,798
ShotSpotter, Inc. (a)	237	6,570
Smartsheet, Inc. (a)	3,626	198,632
Smith Micro Software, Inc. (a)	1,487	5,606
Sprinklr, Inc. (b)	475	5,653
Sprout Social, Inc. (a)	1,315	105,358
SPS Commerce, Inc. (a)	1,037	136,054
Synchronoss Technologies, Inc. (a)	2,318	4,010
Telos Corp. (a)	1,518	15,134
Tenable Holdings, Inc. (a)	2,629	151,930
Teradata Corp. (a)	3,123	153,933
Upland Software, Inc. (a)	760	13,384
Varonis Systems, Inc. (a)	3,097	147,231
Verint Systems, Inc. (a)	1,859	96,110
Veritone, Inc. (a)(b)	863	15,776
Vertex, Inc. Class A (a)	732	11,229
Viant Technology, Inc. (a)	348	2,279
VirnetX Holding Corp. (a)(b)	1,900	3,097
VMware, Inc. Class A	5,787	658,966
Vobile Group Ltd. (a)	29,000	17,482
Vonage Holdings Corp. (a)	7,232	146,737
Workiva, Inc. (a)	1,300	153,400
Xperi Holding Corp.	2,959	51,250
Yext, Inc. (a)	3,320	22,875
Zuora, Inc. (a)	3,347	50,138
		9,997,683
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	3,697	61,666
Avid Technology, Inc. (a)	1,031	35,951
Corsair Gaming, Inc. (a)(b)	956	20,229
Diebold Nixdorf, Inc. (a)	2,014	13,554
Eastman Kodak Co. (a)(b)	1,976	12,943
Immersion Corp. (a)	1,007	5,599
Pure Storage, Inc. Class A (a)	7,708	272,169
Razer, Inc. (a)(d)	120,000	38,905
Super Micro Computer, Inc. (a)	1,277	48,615
Turtle Beach Corp. (a)(b)	500	10,645
Xerox Holdings Corp.	3,951	79,692
		599,968
TOTAL INFORMATION TECHNOLOGY		24,482,771
MATERIALS - 5.8%
Chemicals - 2.6%
AdvanSix, Inc.	792	40,463
American Vanguard Corp.	753	15,301
Amyris, Inc. (a)(b)	5,383	23,470
Ashland Global Holdings, Inc.	1,621	159,523
Aspen Aerogels, Inc. (a)	707	24,377
Avient Corp.	2,639	126,672
Axalta Coating Systems Ltd. (a)	6,178	151,855
Balchem Corp.	935	127,815
Cabot Corp.	1,633	111,714
CF Industries Holdings, Inc.	6,165	635,365
Chase Corp.	222	19,294
Ecovyst, Inc.	1,514	17,502
Element Solutions, Inc.	6,265	137,204
Ferro Corp. (a)	2,310	50,219
FutureFuel Corp.	720	7,006
GCP Applied Technologies, Inc. (a)	1,527	47,978
H.B. Fuller Co.	1,511	99,832
Hawkins, Inc.	529	24,281
Huntsman Corp.	5,947	223,072
Ingevity Corp. (a)	1,140	73,040
Innospec, Inc.	717	66,358
Intrepid Potash, Inc. (a)	262	21,521
Koppers Holdings, Inc.	618	17,007
Kronos Worldwide, Inc.	615	9,545
Livent Corp. (a)(b)	4,661	121,512
Loop Industries, Inc. (a)(b)	670	5,960
Minerals Technologies, Inc.	966	63,901
NewMarket Corp.	199	64,552
Olin Corp.	4,128	215,812
Orion Engineered Carbons SA	1,730	27,628
Quaker Houghton	391	67,569
Rayonier Advanced Materials, Inc. (a)	1,746	11,471
RPM International, Inc.	3,727	303,527
Sensient Technologies Corp.	1,209	101,496
Stepan Co.	623	61,559
The Chemours Co. LLC	4,686	147,515
The Mosaic Co.	10,647	708,026
The Scotts Miracle-Gro Co. Class A (b)	1,174	144,355
Tredegar Corp.	731	8,765
Trinseo PLC (b)	1,121	53,718
Tronox Holdings PLC	3,289	65,089
Valvoline, Inc.	5,187	163,702
Westlake Corp.	957	118,094
		4,684,665
Construction Materials - 0.1%
Eagle Materials, Inc.	1,174	150,695
Summit Materials, Inc. (a)	3,416	106,101
		256,796
Containers & Packaging - 1.2%
Aptargroup, Inc.	1,898	223,015
Berry Global Group, Inc. (a)	3,894	225,696
Crown Holdings, Inc.	3,676	459,831
Graphic Packaging Holding Co.	8,131	162,945
Greif, Inc. Class A	776	50,487
Myers Industries, Inc.	1,058	22,853
O-I Glass, Inc. (a)	4,534	59,758
Pactiv Evergreen, Inc.	1,224	12,313
Ranpak Holdings Corp. (A Shares) (a)	1,126	23,004
Sealed Air Corp.	4,246	284,312
Silgan Holdings, Inc.	2,402	111,044
Sonoco Products Co.	2,823	176,607
TriMas Corp.	1,214	38,957
WestRock Co.	7,679	361,143
		2,211,965
Metals & Mining - 1.8%
Alcoa Corp.	5,378	484,181
Allegheny Technologies, Inc. (a)	3,656	98,127
Arconic Corp. (a)	3,071	78,679
Carpenter Technology Corp.	1,402	58,856
Century Aluminum Co. (a)	1,405	36,966
Cleveland-Cliffs, Inc. (a)	13,090	421,629
Coeur d'Alene Mines Corp. (a)	7,489	33,326
Commercial Metals Co.	3,474	144,588
Compass Minerals International, Inc.	978	61,409
Coronado Global Resources, Inc. unit (d)	23,055	34,506
Gatos Silver, Inc. (a)	1,326	5,728
Gold Resource Corp. (b)	1,995	4,469
Haynes International, Inc.	355	15,123
Hecla Mining Co.	15,505	101,868
Kaiser Aluminum Corp.	462	43,502
Materion Corp.	579	49,643
McEwen Mining, Inc. (a)(b)	10,621	8,940
Reliance Steel & Aluminum Co.	1,800	330,030
Royal Gold, Inc.	1,887	266,595
Ryerson Holding Corp.	468	16,389
Schnitzer Steel Industries, Inc. Class A	742	38,539
Steel Dynamics, Inc.	5,421	452,274
SunCoke Energy, Inc.	2,435	21,696
TimkenSteel Corp. (a)	1,206	26,387
United States Steel Corp.	7,775	293,429
Warrior Metropolitan Coal, Inc.	1,456	54,032
Worthington Industries, Inc.	937	48,171
		3,229,082
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	464	13,006
Glatfelter Corp.	1,225	15,166
Louisiana-Pacific Corp.	2,535	157,474
Mercer International, Inc. (SBI)	1,181	16,475
Neenah, Inc.	463	18,363
Resolute Forest Products	1,360	17,558
Schweitzer-Mauduit International, Inc.	883	24,283
		262,325
TOTAL MATERIALS		10,644,833
REAL ESTATE - 8.6%
Equity Real Estate Investment Trusts (REITs) - 8.0%
Acadia Realty Trust (SBI)	2,602	56,385
Agree Realty Corp.	2,060	136,702
Alexander & Baldwin, Inc.	2,145	49,743
Alexanders, Inc.	61	15,630
American Assets Trust, Inc.	1,556	58,957
American Campus Communities, Inc.	4,024	225,223
American Homes 4 Rent Class A	8,200	328,246
Americold Realty Trust	7,702	214,732
Apartment Income (REIT) Corp.	4,522	241,746
Apartment Investment & Management Co. Class A (a)	4,359	31,908
Apple Hospitality (REIT), Inc.	6,153	110,569
Armada Hoffler Properties, Inc.	1,781	26,003
Bluerock Residential Growth (REIT), Inc.	745	19,795
Brandywine Realty Trust (SBI)	5,008	70,813
Brixmor Property Group, Inc.	8,562	220,985
Broadstone Net Lease, Inc.	4,728	102,976
Camden Property Trust (SBI)	2,943	489,127
CareTrust (REIT), Inc.	2,865	55,295
CatchMark Timber Trust, Inc.	1,374	11,267
Centerspace (b)	432	42,388
Chatham Lodging Trust (a)	1,399	19,292
City Office REIT, Inc.	1,237	21,845
Community Healthcare Trust, Inc.	727	30,687
CorEnergy Infrastructure Trust, Inc.	402	1,234
Corporate Office Properties Trust (SBI)	3,302	94,239
Cousins Properties, Inc.	4,335	174,657
CTO Realty Growth, Inc.	169	11,208
CubeSmart	6,242	324,771
DiamondRock Hospitality Co. (a)	6,132	61,933
Digitalbridge Group, Inc. (a)	14,801	106,567
Diversified Healthcare Trust (SBI)	6,719	21,501
Douglas Emmett, Inc.	5,085	169,941
Easterly Government Properties, Inc.	2,592	54,795
EastGroup Properties, Inc.	1,176	239,057
Empire State Realty Trust, Inc.	4,006	39,339
EPR Properties	2,176	119,049
Equity Commonwealth (a)	3,546	100,033
Equity Lifestyle Properties, Inc.	4,926	376,740
Essential Properties Realty Trust, Inc.	3,591	90,852
Farmland Partners, Inc.	833	11,454
Federal Realty Investment Trust (SBI)	2,018	246,337
First Industrial Realty Trust, Inc.	3,758	232,658
Four Corners Property Trust, Inc.	2,309	62,435
Franklin Street Properties Corp.	2,688	15,859
Gaming & Leisure Properties	6,533	306,594
Getty Realty Corp.	1,243	35,575
Gladstone Commercial Corp.	1,188	26,160
Gladstone Land Corp.	909	33,106
Global Medical REIT, Inc.	1,862	30,388
Global Net Lease, Inc.	3,141	49,408
Healthcare Realty Trust, Inc.	4,287	117,807
Healthcare Trust of America, Inc.	6,353	199,103
Hersha Hospitality Trust (a)	920	8,354
Highwoods Properties, Inc. (SBI)	3,037	138,912
Host Hotels & Resorts, Inc.	20,553	399,345
Hudson Pacific Properties, Inc.	4,437	123,127
Independence Realty Trust, Inc.	3,059	80,880
Industrial Logistics Properties Trust	1,935	43,866
Iron Mountain, Inc.	8,332	461,676
iStar Financial, Inc.	2,023	47,358
JBG SMITH Properties	3,363	98,267
Kilroy Realty Corp.	3,032	231,705
Kimco Realty Corp.	17,745	438,302
Kite Realty Group Trust	6,327	144,066
Lamar Advertising Co. Class A	2,504	290,915
Life Storage, Inc.	2,362	331,696
LTC Properties, Inc.	1,137	43,740
LXP Industrial Trust (REIT)	8,149	127,939
National Health Investors, Inc.	1,336	78,837
National Retail Properties, Inc.	5,101	229,239
National Storage Affiliates Trust	2,372	148,867
Necessity Retail (REIT), Inc./The	3,506	27,732
NETSTREIT Corp.	1,230	27,601
NexPoint Residential Trust, Inc.	666	60,146
Office Properties Income Trust	1,449	37,283
Omega Healthcare Investors, Inc.	6,893	214,786
One Liberty Properties, Inc.	474	14,594
Outfront Media, Inc.	4,216	119,861
Paramount Group, Inc.	4,661	50,852
Park Hotels & Resorts, Inc.	6,832	133,429
Pebblebrook Hotel Trust	3,812	93,318
Phillips Edison & Co., Inc.	568	19,534
Physicians Realty Trust	6,457	113,256
Piedmont Office Realty Trust, Inc. Class A	3,687	63,490
Plymouth Industrial REIT, Inc.	1,017	27,561
Potlatch Corp.	1,952	102,929
Preferred Apartment Communities, Inc. Class A	1,542	38,457
PS Business Parks, Inc.	592	99,503
Rayonier, Inc.	4,142	170,319
Regency Centers Corp.	4,438	316,607
Retail Opportunity Investments Corp.	3,561	69,048
Retail Value, Inc.	510	1,561
Rexford Industrial Realty, Inc.	4,379	326,630
RLJ Lodging Trust	4,843	68,189
RPT Realty	2,531	34,852
Ryman Hospitality Properties, Inc. (a)	1,586	147,133
Sabra Health Care REIT, Inc.	6,666	99,257
Safehold, Inc.	414	22,956
Saul Centers, Inc.	373	19,657
Seritage Growth Properties (a)	996	12,609
Service Properties Trust	4,688	41,395
SITE Centers Corp.	5,233	87,443
SL Green Realty Corp.	1,879	152,537
Spirit Realty Capital, Inc.	3,585	164,982
Stag Industrial, Inc.	5,074	209,810
Store Capital Corp.	7,156	209,170
Summit Hotel Properties, Inc. (a)	2,988	29,760
Sunstone Hotel Investors, Inc. (a)	6,392	75,298
Tanger Factory Outlet Centers, Inc.	3,020	51,914
Terreno Realty Corp.	2,182	161,577
The Macerich Co.	6,147	96,139
UDR, Inc.	8,364	479,843
UMH Properties, Inc.	1,360	33,442
Uniti Group, Inc.	6,816	93,788
Universal Health Realty Income Trust (SBI)	372	21,714
Urban Edge Properties	3,237	61,827
Urstadt Biddle Properties, Inc. Class A	930	17,493
Veris Residential, Inc. (a)	2,277	39,597
Vornado Realty Trust	4,595	208,245
Washington REIT (SBI)	2,501	63,776
Whitestone REIT Class B	1,386	18,365
WP Carey, Inc.	5,373	434,353
Xenia Hotels & Resorts, Inc. (a)	3,338	64,390
		14,750,213
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	4,315	88,501
Douglas Elliman, Inc.	1,793	13,089
eXp World Holdings, Inc. (b)	1,949	41,260
Forestar Group, Inc. (a)	578	10,265
Howard Hughes Corp. (a)	1,189	123,192
Jones Lang LaSalle, Inc. (a)	1,452	347,696
Kennedy-Wilson Holdings, Inc.	3,454	84,243
Marcus & Millichap, Inc.	715	37,666
Newmark Group, Inc.	4,734	75,365
RE/MAX Holdings, Inc.	518	14,364
Realogy Holdings Corp. (a)	3,369	52,826
Redfin Corp. (a)(b)	3,055	55,112
Tejon Ranch Co. (a)	700	12,782
The RMR Group, Inc.	441	13,715
The St. Joe Co.	964	57,107
		1,027,183
TOTAL REAL ESTATE		15,777,396
UTILITIES - 3.1%
Electric Utilities - 0.9%
Allete, Inc.	1,515	101,475
Avangrid, Inc. (b)	2,005	93,714
Hawaiian Electric Industries, Inc.	3,152	133,361
IDACORP, Inc.	1,452	167,503
MGE Energy, Inc.	1,051	83,859
NRG Energy, Inc.	7,037	269,939
OGE Energy Corp.	5,697	232,324
Otter Tail Corp.	1,202	75,125
Pinnacle West Capital Corp.	3,237	252,810
PNM Resources, Inc.	2,458	117,173
Portland General Electric Co.	2,565	141,460
Via Renewables, Inc. Class A, (b)	296	2,439
		1,671,182
Gas Utilities - 0.9%
Atmos Energy Corp.	3,800	454,062
Chesapeake Utilities Corp.	500	68,880
National Fuel Gas Co.	2,623	180,200
New Jersey Resources Corp.	2,767	126,895
Northwest Natural Holding Co.	892	46,134
ONE Gas, Inc.	1,542	136,066
South Jersey Industries, Inc.	3,226	111,458
Southwest Gas Corp.	1,738	136,068
Spire, Inc.	1,485	106,564
UGI Corp.	6,013	217,791
		1,584,118
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	837	27,889
Class C	2,489	90,873
Ormat Technologies, Inc. (b)	1,298	106,215
Sunnova Energy International, Inc. (a)	2,705	62,377
Vistra Corp.	13,874	322,571
		609,925
Multi-Utilities - 0.7%
Avista Corp.	2,027	91,519
Black Hills Corp.	1,833	141,178
CenterPoint Energy, Inc.	17,995	551,367
NiSource, Inc.	11,205	356,319
NorthWestern Energy Corp. (b)	1,508	91,219
Unitil Corp.	463	23,094
		1,254,696
Water Utilities - 0.3%
American States Water Co.	1,070	95,251
Cadiz, Inc. (a)	943	1,952
California Water Service Group	1,529	90,639
Essential Utilities, Inc.	6,614	338,174
Middlesex Water Co.	511	53,742
SJW Corp.	798	55,525
York Water Co.	384	17,268
		652,551
TOTAL UTILITIES		5,772,472
TOTAL COMMON STOCKS (Cost $156,282,083)		179,303,010

U.S. Treasury Obligations - 0.2%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $296,964)	300,000	296,615

Money Market Funds - 7.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (g)	3,686,396	3,687,133
Fidelity Securities Lending Cash Central Fund 0.31% (g)(h)	10,043,926	10,044,931
TOTAL MONEY MARKET FUNDS (Cost $13,732,064)		13,732,064

TOTAL INVESTMENT IN SECURITIES - 105.0% (Cost $170,311,111)	193,331,689
NET OTHER ASSETS (LIABILITIES) - (5.0)%	(9,262,890)
NET ASSETS - 100.0%	184,068,799

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
Chicago Mercantile Exchange, Inc.	9	Jun 2022	2,420,280	85,055	85,055
CME E-mini Russell 2000 Index Contracts (United States)	17	Jun 2022	1,756,440	48,501	48,501

TOTAL FUTURES CONTRACTS					133,556
The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $170,629 or 0.1% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $296,615.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	3,371,665	16,587,372	16,271,904	975	-	-	3,687,133	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	6,532,852	12,069,236	8,557,157	8,428	-	-	10,044,931	0.0%
Total	9,904,517	28,656,608	24,829,061	9,403	-	-	13,732,064

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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